As Filed with the U.S. Securities and Exchange Commission on June 30, 2010

                                               File Nos. 033-59692 and 811-07584

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No. ___ ( )

                      Post-Effective Amendment No. 100 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 98 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                                 Richard Goldman
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                W. John McGuire
                          Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

     It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b) of rule 485

[ ]  on (date) pursuant to paragraph (b)(1)(v) of rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                                                          RYDEX|SGI SERIES FUNDS

                                                       H-CLASS SHARES PROSPECTUS

                                                                   JUNE 30, 2010

                                                                    ALTERNATIVES

                             Event Driven and Distressed Strategies Fund (RYDSX)
                                             Alternative Strategies Fund (RYETX)
                                         Long Short Equity Strategy Fund (RYJLX)
                                  Long Short Interest Rate Strategy Fund (RYBUX)

                                                                (RYDEX|SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

FUND SUMMARIES
(INCLUDES FUND OBJECTIVE, FEES AND EXPENSES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE INFORMATION, MANAGEMENT, INVESTMENT ADVISER, PORTFOLIO MANAGERS, PURCHASE & SALE INFORMATION, TAX INFORMATION, AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES)

ALTERNATIVE FUNDS
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ...............................    1
ALTERNATIVE STRATEGIES FUND ...............................................    5
LONG SHORT EQUITY STRATEGY FUND ...........................................    9
LONG SHORT INTEREST RATE STRATEGY FUND ....................................   13
PURCHASE AND SALE OF FUND SHARES ..........................................   16
TAX INFORMATION ...........................................................   16
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES .............   16
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS ............................   16
FUND BENCHMARKS ...........................................................   25
MANAGEMENT OF THE FUNDS ...................................................   26
SHAREHOLDER INFORMATION ...................................................   28
BUYING, SELLING AND EXCHANGING FUND SHARES ................................   28
   BUYING FUND SHARES .....................................................   29
   SELLING FUND SHARES ....................................................   32
   EXCHANGING FUND SHARES .................................................   33
ACCOUNT POLICIES ..........................................................   34
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   37
DIVIDENDS AND DISTRIBUTIONS ...............................................   38
ADDITIONAL TAX INFORMATION ................................................   38
INDEX PUBLISHERS INFORMATION ..............................................   40
ADDITIONAL INFORMATION ....................................................   43

                                  PROSPECTUS 1


EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

INVESTMENT OBJECTIVE -- The Event Driven and Distressed Strategies Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the universe of event driven hedge funds (i.e., funds that seek to profit from the potential mispricings of securities in connection with specific corporate or market events). The Fund's current benchmark is the Credit Suisse Event Driven Liquid Index (the "Underlying Index").

FEES AND EXPENSES -- This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE) (AS A
   PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                        1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
   INVESTMENT)
MANAGEMENT FEES                                                         0.90%
Distribution or Shareholder Service (12b-1) Fees                        0.25%
Other Expenses*                                                         0.87%
Total Annual Fund Operating Expenses                                    2.02%
Fee Waiver and/or Expense Reimbursement**                               0.12%
                                                                        ----
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
   Reimbursement                                                        1.90%
                                                                        ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR H-CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.90% OF THE FUND'S H-CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.90%. THIS AGREEMENT MAY BE TERMINATED:
     (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $193      $622

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Event Driven and Distressed Strategies Fund, an index fund, will make investments that seek to achieve the return of the Underlying Index, which is rebalanced in accordance with an algorithm that was developed through extensive quantitative research and designed to achieve a risk return profile similar to that of the universe of event driven hedge funds through the use of alternative investment techniques and investments in liquid tradable securities.

Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

The Underlying Index is composed of common liquid and investable market factors. The Underlying Index's current factors are: iBoxx USD Liquid High Yield Index, Credit Suisse High Yield Credit Liquid Index, the Russell 2000(R) Index, Credit Suisse Merger Arbitrage Liquid Index, Credit Suisse Distressed Equity Liquid Index, and Credit Suisse Illiquidity Premium Liquid Index. The Fund seeks to obtain exposure to these factors by investing primarily in swap agreements that seek to generate returns that are representative of the returns of the factors. The algorithm used by the Underlying Index to select and weight its components is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs"), exchange-traded funds ("ETFs"), other pooled investment vehicles, and other derivatives, primarily consisting of futures, options, and options on futures. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and employ leveraging techniques through the use of derivatives to correspond to the Underlying Index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Event Driven and Distressed Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

                                  PROSPECTUS 3


FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correspond to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Event Driven and Distressed Strategies Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

                                  PROSPECTUS 5


ALTERNATIVE STRATEGIES FUND

INVESTMENT OBJECTIVE - The Alternative Strategies Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of a broad range of investable hedge fund alternatives. The Fund's current benchmark is the Merrill Lynch Factor Model (the "Underlying Benchmark").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE) (AS A
   PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                        1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
   INVESTMENT)
Management Fees                                                         0.90%
Distribution or Shareholder Service (12b-1) Fees                        0.25%
Total Other Expenses*                                                   0.93%
   Short Dividend Expense                                               0.01%
   Other Expenses                                                       0.92%
Acquired Fund Fees and Expenses**                                       0.01%
Total Annual Fund Operating Expenses                                    2.09%
Fee Waiver and/or Expense Reimbursement***                              0.19%
                                                                        ----
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
   Reimbursement                                                        1.90%
                                                                        ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** "ACQUIRED FUND FEES AND EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), EACH FUND MAY INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

*** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR H-CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.90% OF THE FUND'S H-CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.90%. THIS AGREEMENT MAY BE TERMINATED:
     (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $190      $637

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Alternative Strategies Fund, an index fund, will make investments in accordance with the Underlying Benchmark's algorithm, which was developed through extensive quantitative research and designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds that may be correlated to and replicated by non-hedge fund, transparent market measures.

Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes, such as stocks and bonds.

The Underlying Benchmark's investment algorithm selects and weights a basket of liquid, investable factors, which are expected to consist of investments that seek to generate returns that are representative of the returns of the S&P 500 Total Return Index, Russell 2000(R)Total Return Index, MSCI EAFE U.S. Dollar Net Return Index, MSCI Emerging Markets Free U.S. Dollar Net Total Return Index, Euro/U.S. Dollar Spot Exchange Rate, and One Month U.S. Dollar LIBOR. The Underlying Benchmark's algorithm is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund will seek to gain exposure to the factors selected by the Underlying Benchmark's algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the Underlying Benchmark or specific components of the Underlying Benchmark. The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, such as exchange-traded notes ("ETNs") and structured notes, exchange-traded funds ("ETFs"), and other pooled investment vehicles. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and employ leveraging techniques through the use of derivatives to correspond to the Underlying Benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Alternative Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

                                  PROSPECTUS 7


EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Certain of the Fund's investments may expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Benchmark through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Benchmark. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Underlying Benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Benchmark, rounding of share prices, changes to the composition of the Underlying Benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Alternative Strategies Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

                                  PROSPECTUS 9


LONG SHORT EQUITY STRATEGY FUND

INVESTMENT OBJECTIVE - The Long Short Equity Strategy Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of the universe of long/short equity hedge funds (i.e., funds that buy equities that are expected to increase in value and sell short equities that are expected to decrease in value). The Fund's current benchmark is the Credit Suisse Long/Short Liquid Index (the "Underlying Index").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE) (AS A
   PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                        1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
   INVESTMENT)
Management Fees                                                         0.90%
Distribution or Shareholder Service (12b-1) Fees                        0.25%
Total Other Expenses*                                                   0.88%
   Short Dividend Expense                                               0.01%
   Other Expenses                                                       0.87%
Total Annual Fund Operating Expenses                                    2.03%
Fee Waiver and/or Expense Reimbursement**                               0.13%
                                                                        ----
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
   Reimbursement                                                        1.90%
                                                                        ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR H-CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.90% OF THE FUND'S H-CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.90%. THIS AGREEMENT MAY BE TERMINATED:
     (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   ------
 $190      $624

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Long Short Equity Strategy Fund, an index fund, will make investments that seek to achieve the returns of the Underlying Index, which is rebalanced in accordance with an algorithm that was developed through extensive quantitative research and designed to achieve a risk return profile similar to that of the universe of long/short equity hedge funds through the use of alternative investment techniques and investments in liquid tradable securities.

Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

The Underlying Index is composed of common liquid and investable market factors. The Underlying Index's current factors are: S&P 500(C) Index, Russell 2000(C) Index, MSCI EAFE(C) Daily Total Return Index (Net), NASDAQ 100(C) Index, MSCI Emerging Markets Daily Total Return Index (Net), Russell 2000(C) Value Index, Russell 2000(C) Growth Index, Credit Suisse High Price Momentum Index, Credit Suisse Low Price Momentum Index, AMEX Consumer Discretionary Select Sector Index, AMEX Technology Select Sector Index, AMEX Consumer Staples Select Sector Index, AMEX Energy Select Sector Index, AMEX Financial Select Sector Index, AMEX Health Care Select Sector Index, AMEX Industrial Select Sector Index, AMEX Materials Select Sector Index, and AMEX Utilities Select Sector Index. The Fund seeks to achieve exposure to these factors by investing primarily in derivatives such as futures, options, options on futures, and swap agreements that seek to generate returns that are representative of the returns of the S&P 500 Index, Russell 2000(R)Index, MSCI EAFE Index, NASDAQ-100(R)Index, MSCI Emerging Markets Index, Russell 2000(R)Value Index, Russell 2000(R)Growth Index, Credit Suisse High Price Momentum Index, Credit Suisse Low Price Momentum Index, and Select Sector indices. The algorithm used by the Underlying Index to select and weight its components is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs"), exchange-traded funds ("ETFs"), and other pooled investment vehicles. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. From time to time, the Fund also may enter into short sales and employ leveraging techniques to correspond to the Underlying Index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long Short Equity Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a credit or equity-linked derivative investment typically is based upon the price movements of the underlying credit instrument, equity security or credit or equity index, or some other readily measurable economic variable dependent upon changes in the value of the underlying security or the credit or equity markets generally. The value of these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

                                 PROSPECTUS 11


EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Underlying Benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Benchmark, rounding of share prices, changes to the composition of the Underlying Benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Long Short Equity Strategy Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

                                 PROSPECTUS 13


LONG SHORT INTEREST RATE STRATEGY FUND

INVESTMENT OBJECTIVE - The Long Short Interest Rate Strategy Fund seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE) (AS A
   PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                        1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
   INVESTMENT)
MANAGEMENT FEES                                                         0.75%
Distribution or Shareholder Service (12b-1) Fees                        0.25%
Other Expenses*                                                         0.52%
                                                                        ----
Total Annual Fund Operating Expenses                                    1.52%
                                                                        ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $155      $480

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Long Short Interest Rate Strategy Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S. Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

To determine an interest rate outlook the model evaluates and ranks factors in 3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. In an effort to ensure that the

Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long Short Interest Rate Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Long Short Interest Rate Strategy Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

                                 PROSPECTUS 15


MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex|SGI are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "More Information About the Trust and the Funds: Purchase Procedures." Rydex|SGI reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any business day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER - DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary's web-site for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

The Funds are designed for investors who understand derivatives and hedge fund strategies and the risks associated with such investments and strategies. In addition, an investment in the Fund's may be more appropriate for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant. An investment in a Fund is not a complete investment program.

This Prospectus describes the H-Class Shares of the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, and Long Short Interest Rate Strategy Fund (each a "Fund" and collectively, the "Funds" or "Rydex|SGI Funds").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into agreement with the principal underwriter to offer H-Class Shares through a no-load network or platform, and to investors who take part in certain asset allocation investment programs.

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

Each Fund's Underlying Index also may be changed without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days prior notice of any such change.

                                 PROSPECTUS 17


INVESTMENT STRATEGIES

To protect the value of a Fund in response to adverse economic, political or market conditions, each of the Funds may implement a temporary defensive investment strategy. If employed, a Fund may, but will not necessarily invest up to 100% of their assets in high-quality money market instruments. Pursuing a temporary defensive investment strategy could result in lower Fund returns and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its respective investment objective.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND. The Event Driven and Distressed Strategies Fund seeks to provide investment results that generally correspond to the performance of the event driven hedge fund universe. Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spinoffs, litigation, regulatory and legislative changes as well as other types of corporate events. Event driven hedge funds can invest in equities, fixed income instruments (investment grade, high yield, bank, convertible and distressed debt), options and various other derivatives. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations. Many managers use a combination of strategies that typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities and adjust exposures based on the opportunity sets in each sub-sector.

As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the iBoxx USD Liquid High Yield Index, Credit Suisse High Yield Credit Liquid Index, Russell 2000(R) Index, Credit Suisse Merger Arbitrage Liquid Index, Credit Suisse Distressed Equity Liquid Index, and Credit Suisse Illiquidity Premium Liquid Index. The Markit iBoxx USD Liquid High Yield Index consists of liquid high yield bonds denominated in U.S. Dollars, selected to provide a balanced representation of the broad U.S. Dollar high yield corporate bond universe. The Credit Suisse High Yield Credit Liquid Index represents the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every six months. The North American High Yield CDX Index is one of the indices in the Markit CDX family of indices and is comprised of 100 issuers that are determined to represent the North American credit derivatives markets. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R)Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Credit Suisse Merger Arbitrage Liquid Index provides exposure to a representative sample of North American and European pending merger transactions. The Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The Credit Suisse Illiquidity Premium Liquid Index combines liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities.

ALTERNATIVE STRATEGIES FUND. As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the S&P 500 Total Return Index, Russell 2000(R) Total Return Index, MSCI EAFE U.S. Dollar Net Return Index, and MSCI Emerging Markets Free U.S. Dollar Net Total Return Index, Euro-USD Spot Exchange Rate and one-month USD Libor. The S&P 500 Total Return Index is based on the S&P 500 Index, but assumes that all dividends and distributions are reinvested. The S&P 500 Index has been widely regarded as the best single gauge of the large cap U.S. equities market. The Index has over US$ 3.5 trillion benchmarked, with Index assets comprising approximately US$ 915 billion of this total. The Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The Russell 2000(R) Total Return Index is based on the Russell 2000(R) Index, but assumes that all dividends and distributions are reinvested. The MSCI EAFE U.S. Dollar Net Return Index is based on the MSCI EAFE Index (Europe, Australasia, Far East), and approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. It is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI Emerging Markets Free U.S. Dollar Net Total Return Index is based on the MSCI Emerging Markets Index, and approximates the minimum possible dividend reinvestment similar to the MSCI EAFE U.S.

Dollar Net Return Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009 the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices:
Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

LONG SHORT EQUITY STRATEGY FUND. As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the S&P 500 Index, Russell 2000(R) Index, MSCI EAFE Index, NASDAQ-100(R) Index, MSCI Emerging Markets Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Credit Suisse High Price Momentum Index, and Credit Suisse Low Price Momentum Index. The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. The Russell 2000(R) Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Credit Suisse High Price Momentum Index, and Credit Suisse Low Price Momentum Index are comprised 200 constituent stocks selected from the universe of the constituents of the Russell 1000(R) Index according to their 12-month price momentum ranking. The candidate stocks are ranked by return from lowest to highest. The 200 stocks with the lowest returns are then selected to be the members of the Credit Suisse Low Price Momentum Index. The 200 stocks with the highest returns are then selected to be the members of the Credit Suisse High Price Momentum Index.

LONG SHORT INTEREST RATE STRATEGY FUND. The Long Short Interest Rate Strategy Fund's investment model uses a statistically-based process that analyzes economic factors together with the judgments of investor psychology to determine an interest rate outlook. The methodology is grounded in the basic economic theory of interest rate behavior and combines measures of economic growth and inflation expectations to identify cyclical interest rate trends. Technical factors are incorporated into the methodology to identify and opportunistically capture the overshooting that interest rates frequently exhibit.

The factors used in the model are selected based on the following three criteria: (1) quantitative significance in explaining the volatility of interest rates; (2) scenario simulations to evaluate the factor's contribution to performance when simulated over a significant time period against changes in the levels of economic activity; and (3) judgment with regard to the factor's conceptual plausibility based on the fundamentals and the behavior of interest rates over the economic cycle.

INVESTMENT RISKS

The following section provides additional information regarding certain of the principal risks under "Principal Risks" in the Fund Summaries along with additional risk information. Risk information may not be applicable to each Fund. Please consult the Fund Summary section for each Fund to determine which risks are applicable to a particular Fund.

CAPITALIZATION SECURITIES RISK - The Funds' Underlying Indices may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, a Fund may be subject to the risk that the predominate capitalization range represented in its Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, among others, total

                                 PROSPECTUS 19


return, index, interest rate swaps, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and other similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements and structured notes also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.

     STRUCTURED NOTE RISK - The Fund intends to invest in credit and equity-linked structured notes to a significant extent. The performance of these notes is determined by the price movement of the investment, security or index underlying the note. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities or other assets held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC Approved Futures Exchanges or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                                  PROSPECTUS 21


EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - The Alternative Strategies Fund is subject to emerging markets risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

EXCHANGE-TRADED NOTES RISK - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. A portfolio with a negative duration will move inversely to a portfolio with a positive duration. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The Fund may invest in unrated securities that the Advisor determines are comparable in quality.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities or obligations of foreign companies directly, but will primarily invest in financial instruments, such as futures, structured notes, and exchange-traded investment pools, which are indirectly linked to the performance of foreign issuers or commodities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities or obligations of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers or commodities, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end investment companies, which may trade at a discount to their net asset value, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies, such as the Subsidiary, or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, are not subject to the regulatory scheme of the 1940 Act.

     EXCHANGE-TRADED FUND RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value ("NAV"). This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security, commodity or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities or commodities underlying a financial instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk

                                 PROSPECTUS 23


that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LEVERAGING RISK - The Fund achieves exposure to its Underlying Index, in part, through the use of leveraged derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "More Information About the Trust and the Funds: Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, the Fund is obligated to pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund's tracking error, such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because the Fund seeks to track the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                 PROSPECTUS 25


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

FUND BENCHMARKS

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund seek to provide investment results that correspond to the performance of a specific benchmark. Additional information about each benchmark is set forth below.

CREDIT SUISSE EVENT DRIVEN LIQUID INDEX - The Credit Suisse Event Driven Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index, which is non-investable, by using non-hedge fund, liquid tradable securities selected and weighted according to an algorithm. The Dow Jones Credit Suisse Event Driven Hedge Fund Index is an asset-weighted index containing event driven hedge fund constituents. Event driven hedge funds generally make short and long investments in the securities of corporations experiencing substantial change as a result of such corporate actions as liquidation, bankruptcy, emergence from bankruptcy, divestitures, acquisitions, or mergers. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations, or they may invest across multiple event driven strategies. Such strategies typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities.

The Dow Jones Credit Suisse Event Driven Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds, as opposed to separate accounts. The Index uses the funds classified as event driven in the Credit Suisse database, which tracks over 5000 hedge funds, and consists only of hedge funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

MERRILL LYNCH FACTOR MODEL - The Merrill Lynch Factor Model (the "Model") is designed to provide a high correlation to "hedge fund beta," the portion of hedge fund returns that can be explained by exposure to certain market measures, and not individual manager skill. The value of the model changes based on the weighted performance of well-known, liquid index components such as the S&P 500(R) Index, Russell 2000(R) Index, MSCI EAFE Index, MSCI Emerging Markets Index, USD-Euro Spot Exchange Rate and One Month Libor Index (each, a "Model Factor").

The Model uses a proprietary rules-based, discretion-free regression model developed by Merrill Lynch to allocate to the Model Factors in an attempt to provide a high correlation to hedge fund beta.

The respective component weightings of the Model are rebalanced monthly. The rebalance is driven by the Model. Exposures to market measures can be positive
(long) or negative (short), except for the MSCI Emerging Markets Free Total Return, which can only be long.

CREDIT SUISSE LONG/SHORT LIQUID INDEX - The Credit Suisse Long/Short Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, which aggregates a broad universe of long/short equity hedge funds and is non-investable, by using non-hedge fund, liquid tradable securities. The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is an asset-weighted hedge fund index containing long/short equity hedge fund constituents. Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 5000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

More detailed information about each Fund's Underlying Index can be found on the Credit Suisse and Merrill Lynch websites and in the SAI under "Descriptions of the Benchmarks."

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc. (the "Advisor") is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex|SGI Funds since each Rydex|SGI Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                                      ADVISORY FEE
----                                                      ------------
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ...........       0.90%
ALTERNATIVE STRATEGIES FUND ...........................       0.90%
LONG SHORT EQUITY STRATEGY FUND .......................       0.90%
LONG SHORT INTEREST RATE STRATEGY FUND ................       0.75%

The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Funds' average daily net assets as follows:

FUND                                                      EXPENSE CAP
----                                                      -----------
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ...........      1.90%
ALTERNATIVE STRATEGIES FUND ...........................      1.90%
LONG SHORT EQUITY STRATEGY FUND .......................      1.90%

The above contractual fee waivers will be honored by the Advisor through July 31, 2011. The fee waivers may be renewed by the Advisor for subsequent periods thereafter. To maintain these expense limits, the Advisor may reduce a portion of its management fees and/or reimburse certain expenses of the Funds. This Agreement may be terminated: (i) by the Board, for any reason at any time, or
(ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.

For the Long Short Interest Rate Strategy Fund, the Advisor will receive research services from American Independence Financial Services LLC ("AIFS"), AIFS is located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and serves as research provider for the Fund. AIFS began operations in March 2006, and manages funds and separately managed accounts in domestic fixed incomes, municipal bonds, international bonds, domestic equities, international equities, and market-neutral equities.

A discussion regarding the basis for the Board's May 2010 approval of the Funds' investment advisory agreement is available in the September 30, 2010 Semi-Annual Report to Shareholders, which covers the period April 1, 2010 to September 30, 2010.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate

                                 PROSPECTUS 27


prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment and Specialty Funds, which include the Funds. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell
2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees. Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders

     The Funds calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex|SGI web site - www.rydex-sgi.com.

     If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which a Fund calculates NAV. The Advisor will regularly value the Event Driven and Distressed Strategies Fund's, Alternative Strategies Fund's, and Long Short Equity Strategy Fund's investments in structured notes and swap agreements at fair value and other investments at market prices.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     More information about the valuation of the Funds' holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

SHORT DIVIDEND EXPENSE - "Short Dividend Expense" occurs because the Fund short-sell equity securities to gain the inverse exposure necessary to meet their respective investment objectives. Each Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

BUYING, SELLING AND EXCHANGING FUND SHARES

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex|SGI shareholder account to make share transactions
- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex|SGI Client Services at 800.820.0888 or
301.296.5406. For more information on opening an account, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.

To open an Individual Retirement Account ("IRA") with Rydex|SGI directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex|SGI to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

                                  PROSPECTUS 29


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex|SGI does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex|SGI you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                       CUT-OFF TIME
METHOD                                  ALL FUNDS
------                          -------------------------
By Mail                         4:00 pm or earlier close
By Phone                        4:00 pm or earlier close
By Internet                     4:00 pm or earlier close
By Financial Intermediary       4:00 pm or earlier close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Funds calculate NAV earlier than normal, as described below, Rydex|SGI reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex|SGI reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex|SGI receiving the purchase order. Purchase orders, like any other share transac-tion, are subject to the Funds transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Rydex|SGI reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex|SGI's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Complete the account application that        Complete the Rydex|SGI investment slip
                            corresponds to the type of account you are   included with your quarterly statement or
                            opening.                                     send written purchase instructions that
                                                                         include:
                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI
                                 FUND(S) YOU WANT TO PURCHASE.           -    YOUR NAME

                            -    MAKE SURE YOUR INVESTMENT MEETS THE     -    YOUR SHAREHOLDER ACCOUNT NUMBER
                                 ACCOUNT MINIMUM.
                                                                         -    THE RYDEX|SGI FUND(S) YOU WANT TO
                                                                              PURCHASE.

BY MAIL                                              Make your check payable to RYDEX|SGI.

IRA AND OTHER RETIREMENT              Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.            Include the name of the Rydex|SGI Fund(s) you want to purchase on your check.

                            IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
CALL RYDEX|SGI CLIENT        BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
SERVICES TO REQUEST A                                        SEPARATE PROSPECTUS.
RETIREMENT ACCOUNT
INVESTOR APPLICATION KIT.       Mail your application and check to:        Mail your written purchase instructions
                                                                                        and check to:

                                                               MAILING ADDRESSES:

                                          STANDARD DELIVERY                          OVERNIGHT DELIVERY
                                              Rydex|SGI                                   Rydex|SGI
                                           Attn: Ops. Dept.                           Attn: Ops. Dept.
                                           P.O. Box 758567                            200 SW 6th Street
                                        Topeka, KS 66675-8567                       Topeka, KS 66603-3704

                                 PROSPECTUS 31


                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then       Be sure to designate in your wire
                            call Rydex to obtain your account number.    instructions the Rydex|SGI Fund(s) you
                                                                         want to purchase.
                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI
                                 FUND(S) YOU WANT TO PURCHASE.

                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

                            To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
                            YOU MUST CALL RYDEX|SGI CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR
                            TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX|SGI FUND(S) YOU ARE PURCHASING:

BY WIRE                     -    Account Number
RYDEX|SGI
CLIENT SERVICES             -    Fund Name
PHONE NUMBER:
800.820.0888                -    Amount of Wire
OR
301.296.5406                -    Fed Wire Reference Number (upon request)

                            You will receive a confirmation number to verify that your purchase order has been accepted.

                            IF YOU DO NOT NOTIFY RYDEX|SGI CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE
                            ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                            WIRE INSTRUCTIONS:
                            U.S. Bank
                            Cincinnati, OH
                            Routing Number: 0420-00013
                            For Account of: Rydex|SGI
                            Account Number: 48038-9030
                            [Your Name]
                            [Your shareholder account number]

                            IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                            BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                            SEPARATE PROSPECTUS.

                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                            call Rydex to obtain your account number.    A MINIMUM OF $20. To make a subsequent
                            Be sure to complete the "Electronic          purchase send written purchase
                            Investing via ("ACH")" section. Then,        instructions that include:
                            fax it to Rydex (ONLY Individual,
BY ACH                      Joint and UGMA/UTMA accounts may be opened   -    YOUR NAME
(FAX)                       by fax).
RYDEX|SGI FAX NUMBER:                                                    -    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                -    MAKE SURE TO INCLUDE A LETTER OF
                                 INSTRUCTION REQUESTING THAT WE          -    THE RYDEX|SGI FUND(S) YOU WANT TO
                                 PROCESS YOUR PURCHASE BY ACH.                PURCHASE

                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI    -    ACH BANK INFORMATION (IF NOT ON
                                 FUND(S) YOU WANT TO PURCHASE.                RECORD).

                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

BY ACH
(INTERNET)                  Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com

CANCELLED PURCHASE ORDERS

Rydex|SGI will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex|SGI) does not receive your wire transfer

     -    if the transfer agent (Rydex|SGI) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by:

                     STANDARD DELIVERY                 OVERNIGHT DELIVERY

   MAIL                  Rydex|SGI                          Rydex|SGI
                      Attn: Ops. Dept.                   Attn: Ops. Dept.
                      P.O. Box 758567                   200 SW 6th Street
                  Topeka, KS 66675-8567               Topeka, KS 66603-3704

   FAX      301.296.5103

            If you send your redemption order by fax, you must call Rydex|SGI
            Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

                                  PROSPECTUS 33


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PURCHASES WILL BE ON HOLD FOR 10 BUSINESS DAYS BEFORE A PAYMENT OF REDEMPTION PROCEEDS MAY BE MADE.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex|SGI Fund and use the proceeds from that sale to purchase shares of another Rydex|SGI Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex|SGI Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex|SGI Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex|SGI Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex|SGI Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex|SGI Fund you are exchanging out of or the Rydex|SGI Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex|SGI Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send exchange requests to Rydex|SGI by:

                    STANDARD DELIVERY                 OVERNIGHT DELIVERY

   MAIL                 Rydex|SGI                         Rydex|SGI
                     Attn: Ops. Dept.                   Attn: Ops. Dept.
                     P.O. Box 758567                  200 SW 6th Street
                  Topeka, KS 66675-8567             Topeka, KS 66603-3704

   FAX      301.296.5101

            If you send your exchange request by fax, you must call
            Rydex|SGI Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com.

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

EXCHANGES WITH OTHER RYDEX|SGI FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Funds for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Series Fund or Rydex Dynamic Fund not offered in this Prospectus. WHILE MOST RYDEX SERIES FUNDS AND RYDEX DYNAMIC FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, THE FUNDS DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX|SGI FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX|SGI FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex|SGI Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex|SGI web site at www.rydex-sgi.com.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex|SGI provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex|SGI Funds through a financial intermediary, subject to that financial intermediary's requirements.

                                  PROSPECTUS 35


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex|SGI web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex|SGI Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex|SGI by telephone or access our internet site. Rydex|SGI and its affiliates will not be liable for any losses resulting from a cause over which Rydex|SGI or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex|SGI by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex|SGI web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX|SGI EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex|SGI Funds and your Rydex|SGI account anytime with the Rydex|SGI Express Line. This automated line gives you telephone access to Rydex|SGI Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex|SGI account.

SERVICE AND OTHER FEES

Rydex|SGI may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     -    $15 for wire transfers of redemption proceeds under $5,000

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex|SGI reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex|SGI prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex|SGI a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex|SGI Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. Each Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories

                                  PROSPECTUS 37


currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows each Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of each Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex|SGI Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex|SGI Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex|SGI Fund's shares or the amount that any particular Rydex|SGI Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex|SGI Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income").

Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

                                  PROSPECTUS 39


     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Funds for more than one year. Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

     - The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex|SGI Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

INDEX PUBLISHERS INFORMATION

CREDIT SUISSE ALTERNATIVE CAPITAL, INC.

THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND (THE "RYDEX/SGI CREDIT SUISSE FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE ALTERNATIVE CAPITAL, INC. ("CREDIT SUISSE"). CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX/SGI CREDIT SUISSE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX/SGI CREDIT SUISSE FUNDS PARTICULARLY OR THE ABILITY OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX, CREDIT SUISSE LONG/SHORT EQUITY LIQUID INDEX, DOW JONES CREDIT SUISSE EVENT DRIVEN HEDGE FUND INDEX AND DOW JONES CREDIT SUISSE LONG/SHORT EQUITY HEDGE FUND INDEX (THE "CREDIT SUISSE INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. CREDIT SUISSE'S PUBLICATION OF THE CREDIT SUISSE INDICES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY CREDIT SUISSE AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE CREDIT SUISSE INDICES ARE BASED. CREDIT SUISSE'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF CREDIT SUISSE AND OF THE CREDIT SUISSE INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY CREDIT SUISSE WITHOUT REGARD TO THE TRUST OR THE RYDEX/SGI CREDIT SUISSE FUNDS. CREDIT SUISSE IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX/SGI CREDIT SUISSE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. CREDIT SUISSE RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE CREDIT SUISSE INDICES. CREDIT SUISSE HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX/SGI CREDIT SUISSE FUNDS.

CREDIT SUISSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX/SGI CREDIT SUISSE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

"CREDIT SUISSE EVENT DRIVEN LIQUID INDEX" AND "CREDIT SUISSE LONG/SHORT LIQUID INDEX" ARE TRADEMARKS OF CREDIT SUISSE ALTERNATIVE CAPITAL, INC. OR ONE OF ITS AFFILIATES (COLLECTIVELY, "CREDIT SUISSE"), AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND RYDEX INVESTMENTS.

THE INDEX IS THE EXCLUSIVE PROPERTY OF CREDIT SUISSE. NEITHER CREDIT SUISSE NOR ANY SERVICE PROVIDER SHALL BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR OR OMISSION IN THE INDEX OR THE CALCULATION THEREOF AND NEITHER CREDIT SUISSE NOR ANY SERVICE PROVIDER SHALL BE UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

NEITHER CREDIT SUISSE NOR ITS INDEX SERVICE PROVIDER HAS ANY OBLIGATION TO TAKE THE NEEDS OF ANY PERSON INTO CONSIDERATION IN COMPOSING, MODIFYING, DETERMINING OR CALCULATING THE INDEX (OR CAUSING THE INDEX TO BE CALCULATED). CREDIT SUISSE MAY MODIFY THE INDEX IN ITS SOLE DISCRETION AT ANY TIME WITHOUT THE OBLIGATION TO NOTIFY ANY PARTY.

                                  PROSPECTUS 41


CREDIT SUISSE HAS NOT PUBLISHED OR APPROVED THIS DOCUMENT AND ACCEPTS NO RESPONSIBILITY FOR ITS CONTENTS OR USE. CREDIT SUISSE IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND TO BE ISSUED, SOLD, PURCHASED, WRITTEN OR ENTERED INTO BY LICENSEE OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND ARE TO BE CONVERTED INTO CASH. CREDIT SUISSE HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

RYDEX|SGI FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("BOFA MERRILL LYNCH") NOR ANY OF ITS AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTIES (COLLECTIVELY, THE "BAML PARTIES") INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING THE MERRILL LYNCH FACTOR MODEL (THE "ML FACTOR MODEL") NOR ANY OF STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., STANDARD & POOR'S FINANCIAL SERVICES LLC, MSCI, INC. OR FRANK RUSSELL COMPANY OR ANY OF THE FOREGOING ENTITIES' AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTIES (COLLECTIVELY, THE "COMPONENT SPONSOR PARTIES") INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING THE APPLICABLE INDICES, BENCHMARKS OR PRICES THAT ARE COMPONENTS OF THE ML FACTOR MODEL (AS APPLICABLE, THE "COMPONENT SPONSOR INDICES"). NEITHER THE BAML PARTIES NOR THE COMPONENT SPONSOR PARTIES, AS APPLICABLE, HAVE PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX|SGI FUNDS, NOR DO THEY MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX|SGI FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN RYDEX|SGI FUNDS PARTICULARLY OR THE ABILITY OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES AND ANY DATA INCLUDED THEREIN TO TRACK GENERAL HEDGE FUND OR STOCK MARKET PERFORMANCE. THE BAML PARTIES' AND THE COMPONENT SPONSOR PARTIES' ONLY RELATIONSHIP TO RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS IS THE LICENSING BY BOFA MERRILL LYNCH OF CERTAIN TRADEMARKS AND TRADE NAMES OF BOFA MERRILL LYNCH AND OF THE ML FACTOR MODEL. EACH OF THE ML FACTOR MODEL, COMPONENT SPONSOR INDICES AND ANY DATA INCLUDED THEREIN IS DETERMINED, COMPOSED AND CALCULATED BY THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES WITHOUT REGARD TO RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS OR THE FUND SECURITIES. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE NO OBLIGATION TO TAKE THE NEEDS OF RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS OR THE OWNERS OF RYDEX|SGI FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ML FACTOR MODEL, COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF RYDEX|SGI FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH RYDEX|SGI FUNDS ARE TO BE CONVERTED INTO OR REDEEMED FOR CASH. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF RYDEX|SGI FUNDS.

ALTHOUGH THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE ML FACTOR MODEL AND THE COMPONENT SPONSOR INDICES, AS APPLICABLE, FROM SOURCES THEY CONSIDER RELIABLE, THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN AND THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS, OWNERS OF THE RYDEX|SGI FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE ML FACTOR MODEL IS THE EXCLUSIVE PROPERTY OF, AND THE NAMES, SERVICE MARKS AND OTHER MARKS RELATED THERETO ARE SERVICE MARKS OR TRADEMARKS OF, MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE BY [LICENSEE AND/OR THE FUND]. THE COMPONENT SPONSOR INDICES ARE THE EXCLUSIVE PROPERTY OF, AND THE NAMES, SERVICE MARKS AND OTHER MARKS RELATED THERETO ARE SERVICE MARKS OR TRADEMARKS OF, STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. AND STANDARD & POOR'S FINANCIAL SERVICES LLC, MSCI, INC. OR FRANK RUSSELL COMPANY OR ANY OF THEIR RESPECTIVE AFFILIATES, AS APPLICABLE, AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY BOFA MERRILL LYNCH.

NO PURCHASER, SELLER OR HOLDER OF THE RYDEX|SGI FUNDS OR INTEREST IN THE RYDEX|SGI FUNDS, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY TRADE NAME, TRADEMARK OR SERVICE MARK OF THE COMPONENT SPONSOR PARTIES, TO SPONSOR, ENDORSE, MARKET OR PROMOTE THE RYDEX|SGI FUNDS WITHOUT FIRST CONTACTING THE RELEVANT COMPONENT SPONSOR PARTY TO DETERMINE WHETHER ITS PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH A COMPONENT SPONSOR PARTY WITHOUT THE PRIOR WRITTEN PERMISSION OF THAT COMPONENT SPONSOR PARTY."

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                  PROSPECTUS 43


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED JUNE 30, 2010. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR. YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING
800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX|SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)
9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEX-SGI.COM
REALH-l-0610x0811

                                                          RYDEX|SGI SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS

                                                                   JUNE 30, 2010

                                                                    ALTERNATIVES

                                     Event Driven and Distressed Strategies Fund
                                               (A-CLASS: RYDOX) (C-CLASS: RYDQX)

                                                     Alternative Strategies Fund
                                               (A-CLASS: RYEMX) (C-CLASS: RYERX)

                                                 Long Short Equity Strategy Fund
                                               (A-CLASS: RYJJX) (C-CLASS: RYJKX)

                                          Long Short Interest Rate Strategy Fund
                                               (A-CLASS: RYBSX) (C-CLASS: RYBTX)

                                                                (RYDEX|SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
(INCLUDES FUND OBJECTIVE, FEES AND EXPENSES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE INFORMATION, MANAGEMENT, INVESTMENT ADVISER, PORTFOLIO MANAGERS, PURCHASE & SALE INFORMATION, TAX INFORMATION, AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES)

ALTERNATIVE FUNDS
   EVENT DRIVEN AND DISTRESSED STRATEGIES FUND.............................    1
   ALTERNATIVE STRATEGIES FUND.............................................    5
   LONG SHORT EQUITY STRATEGY FUND.........................................   10
   LONG SHORT INTEREST RATE STRATEGY FUND..................................   14
PURCHASE AND SALE OF FUND SHARES...........................................   17
TAX INFORMATION............................................................   17
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES..............   17
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS.............................   18
FUND BENCHMARKS............................................................   26
MANAGEMENT OF THE FUNDS....................................................   27
SHAREHOLDER INFORMATION....................................................   29
BUYING, SELLING AND EXCHANGING FUND SHARES.................................   30
SALES CHARGES..............................................................   31
      A-CLASS SHARES.......................................................   31
      C-CLASS SHARES.......................................................   33
   BUYING FUND SHARES......................................................   33
   SELLING FUND SHARES.....................................................   36
   EXCHANGING FUND SHARES..................................................   37
ACCOUNT POLICIES...........................................................   38
DISTRIBUTION AND SHAREHOLDER SERVICES......................................   41
DIVIDENDS AND DISTRIBUTIONS................................................   42
ADDITIONAL TAX INFORMATION.................................................   42
INDEX PUBLISHERS INFORMATION...............................................   44
ADDITIONAL INFORMATION.....................................................   47

                                  PROSPECTUS 1


EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

INVESTMENT OBJECTIVE - The Event Driven and Distressed Strategies Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the universe of event driven hedge funds (i.e., funds that seek to profit from the potential mispricings of securities in connection with specific corporate or market events). The Fund's current benchmark is the Credit Suisse Event Driven Liquid Index (the "Underlying Index").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Rydex Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 31 of this prospectus and in "A-Class Shares - Initial Sales Charges, Reductions, and Waivers" beginning on page 61 of the Fund's Statement of Additional Information ("SAI").

                                                    A-CLASS   C-CLASS
                                                    -------   -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)               4.75%     None
Maximum Deferred Sales Charge (Load) (as a
   percentage of initial purchase price or
   current market value, whichever is less)          None      1.00%
Redemption Fee (on shares redeemed within
   30 days of purchase) (as a percentage of
   amount redeemed, if applicable)                   1.00%     1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT YOU PAY EACH YEAR AS A
   PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                      0.90%     0.90%
Distribution and Shareholder Service (12b-1) Fees    0.25%     1.00%
Other Expenses*                                      0.87%     0.87%
Total Annual Fund Operating Expenses                 2.02%     2.77%
Fee Waiver and/or Expense Reimbursement**            0.12%     0.12%
                                                     ----      ----
Total Annual Fund Operating Expenses After Fee
   Waiver and/or Expense Reimbursement               1.90%     2.65%
                                                     ====      ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR A-CLASS SHARES AND C-CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.90% AND 2.65%, RESPECTIVELY, OF THE FUND'S A-CLASS SHARES AND C-CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.90% AND 2.65%, RESPECTIVELY. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS
                 ------   -------
A-CLASS SHARES    $659     $1,067
C-CLASS SHARES    $368       $848

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS
                 ------   -------
C-CLASS SHARES    $268      $848

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Event Driven and Distressed Strategies Fund, an index fund, will make investments that seek to achieve the return of the Underlying Index, which is rebalanced in accordance with an algorithm that was developed through extensive quantitative research and designed to achieve a risk return profile similar to that of the universe of event driven hedge funds through the use of alternative investment techniques and investments in liquid tradable securities.

Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

The Underlying Index is composed of common liquid and investable market factors. The Underlying Index's current factors are: iBoxx USD Liquid High Yield Index, Credit Suisse High Yield Credit Liquid Index, the Russell 2000(R)Index, Credit Suisse Merger Arbitrage Liquid Index, Credit Suisse Distressed Equity Liquid Index, and Credit Suisse Illiquidity Premium Liquid Index. The Fund seeks to obtain exposure to these factors by investing primarily in swap agreements that seek to generate returns that are representative of the returns of the factors. The algorithm used by the Underlying Index to select and weight its components is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs"), exchange-traded funds ("ETFs"), other pooled investment vehicles, and other derivatives, primarily consisting of futures, options, and options on futures. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and employ leveraging techniques through the use of derivatives to correspond to the Underlying Index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Event Driven and Distressed Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

                                  PROSPECTUS 3


DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correspond to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Event Driven and Distressed Strategies Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 17 of this prospectus.

                                  PROSPECTUS 5


ALTERNATIVE STRATEGIES FUND

INVESTMENT OBJECTIVE - The Alternative Strategies Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of a broad range of investable hedge fund alternatives. The Fund's current benchmark is the Merrill Lynch Factor Model (the "Underlying Benchmark").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Rydex Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 31 of this prospectus and in "A-Class Shares - Initial Sales Charges, Reductions, and Waivers" beginning on page 61 of the Fund's Statement of Additional Information ("SAI").

                                                  A-CLASS   C-CLASS
                                                  -------   -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                          4.75%     None
Maximum Deferred Sales Charge (Load)
   (as a percentage of initial purchase price
   or current market value, whichever is less)     None      1.00%
Redemption Fee (on shares redeemed within
   30 days of purchase) (as a percentage of
   amount redeemed, if applicable)                 1.00%     1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT YOU PAY EACH YEAR AS A
    PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                    0.90%     0.90%
Distribution and Shareholder Service (12b-1) Fees  0.25%     1.00%
Other Expenses*                                    0.93%     0.93%
   Short Dividend Expense                          0.01%     0.01%
   Other Expenses                                  0.92%     0.92%
Acquired Fund Fees and Expenses**                  0.01%     0.01%
Total Annual Fund Operating Expenses               2.09%     2.84%
Fee Waiver and/or Expense Reimbursement***         0.19%     0.19%
                                                   ----      ----
Total Annual Fund Operating Expenses After Fee
   Waiver and/or Expense Reimbursement             1.90%     2.65%
                                                   ====      ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** "ACQUIRED FUND FEES AND EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), EACH FUND MAY INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

*** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR A-CLASS SHARES AND C-CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.90% AND 2.65%, RESPECTIVELY, OF THE FUND'S A-CLASS SHARES AND C-CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.90% AND 2.65%, RESPECTIVELY. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS
                 ------   -------
A-CLASS SHARES     $659    $1,081
C-CLASS SHARES     $368      $862

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS
                 ------   -------
C-CLASS SHARES     $268      $862

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Alternative Strategies Fund, an index fund, will make investments in accordance with the Underlying Benchmark's algorithm, which was developed through extensive quantitative research and designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds that may be correlated to and replicated by non-hedge fund, transparent market measures.

Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes, such as stocks and bonds.

The Underlying Benchmark's investment algorithm selects and weights a basket of liquid, investable factors, which are expected to consist of investments that seek to generate returns that are representative of the returns of the S&P 500 Total Return Index, Russell 2000(R)Total Return Index, MSCI EAFE U.S. Dollar Net Return Index, MSCI Emerging Markets Free U.S. Dollar Net Total Return Index, Euro/U.S. Dollar Spot Exchange Rate, and One Month U.S. Dollar LIBOR. The Underlying Benchmark's algorithm is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund will seek to gain exposure to the factors selected by the Underlying Benchmark's algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the Underlying Benchmark or specific components of the Underlying Benchmark. The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, such as exchange-traded notes ("ETNs") and structured notes, exchange-traded funds ("ETFs"), and other pooled investment vehicles. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and employ leveraging techniques through the use of derivatives to correspond to the Underlying Benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Alternative Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities trans-

                                  PROSPECTUS 7


actions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Certain of the Fund's investments may expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Benchmark through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Benchmark. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Underlying Benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Benchmark, rounding of share prices, changes to the composition of the Underlying Benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Alternative Strategies Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                  PROSPECTUS 9


Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 17 of this prospectus.

LONG SHORT EQUITY STRATEGY FUND

INVESTMENT OBJECTIVE - The Long Short Equity Strategy Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of the universe of long/short equity hedge funds (i.e., funds that buy equities that are expected to increase in value and sell short equities that are expected to decrease in value). The Fund's current benchmark is the Credit Suisse Long/Short Liquid Index (the "Underlying Index").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Rydex Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 31 of this prospectus and in "A-Class Shares - Initial Sales Charges, Reductions, and Waivers" beginning on page 61 of the Fund's Statement of Additional Information ("SAI").

                                                                                   A-CLASS   C-CLASS
                                                                                   -------   -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                  4.75%     None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase
   price or current market value, whichever is less)                                None      1.00%
Redemption Fee (on shares redeemed within 30 days of purchase)
   (as a percentage of amount redeemed, if applicable)                              1.00%     1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     0.90%     0.90%
Distribution and Shareholder Service (12b-1) Fees                                   0.25%     1.00%
Other Expenses*                                                                     0.88%     0.88%
   Short Dividend Expense                                                           0.01%     0.01%
   Other Expenses                                                                   0.87%     0.87%
Total Annual Fund Operating Expenses                                                2.03%     2.78%
Fee Waiver and/or Expense Reimbursement**                                           0.13%     0.13%
                                                                                    ----      ----
Total Annual Fund Operating Expenses After Fee Waiver and/or
   Expense Reimbursement                                                            1.90%     2.65%
                                                                                    ====      ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR A-CLASS SHARES AND C-CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.90% AND 2.65%, RESPECTIVELY, OF THE FUND'S A-CLASS SHARES AND C-CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.90% AND 2.65%, RESPECTIVELY. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS
                 ------   -------
A-CLASS SHARES    $659    $1,069
C-CLASS SHARES    $368    $  850

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS
                 ------   -------
C-CLASS SHARES    $268      $850

                                  PROSPECTUS 11


PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Long Short Equity Strategy Fund, an index fund, will make investments that seek to achieve the returns of the Underlying Index, which is rebalanced in accordance with an algorithm that was developed through extensive quantitative research and designed to achieve a risk return profile similar to that of the universe of long/short equity hedge funds through the use of alternative investment techniques and investments in liquid tradable securities.

Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

The Underlying Index is composed of common liquid and investable market factors. The Underlying Index's current factors are: S&P 500(C) Index, Russell 2000(C) Index, MSCI EAFE(C) Daily Total Return Index (Net), NASDAQ 100(C) Index, MSCI Emerging Markets Daily Total Return Index (Net), Russell 2000(C) Value Index, Russell 2000(C) Growth Index, Credit Suisse High Price Momentum Index, Credit Suisse Low Price Momentum Index, AMEX Consumer Discretionary Select Sector Index, AMEX Technology Select Sector Index, AMEX Consumer Staples Select Sector Index, AMEX Energy Select Sector Index, AMEX Financial Select Sector Index, AMEX Health Care Select Sector Index, AMEX Industrial Select Sector Index, AMEX Materials Select Sector Index, and AMEX Utilities Select Sector Index. The Fund seeks to achieve exposure to these factors by investing primarily in derivatives such as futures, options, options on futures, and swap agreements that seek to generate returns that are representative of the returns of the S&P 500 Index, Russell 2000(R)Index, MSCI EAFE Index, NASDAQ-100(R) Index, MSCI Emerging Markets Index, Russell 2000(R)Value Index, Russell 2000(R)Growth Index, Credit Suisse High Price Momentum Index, Credit Suisse Low Price Momentum Index, and Select Sector indices. The algorithm used by the Underlying Index to select and weight its components is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs"), exchange-traded funds ("ETFs"), and other pooled investment vehicles. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. From time to time, the Fund also may enter into short sales and employ leveraging techniques to correspond to the Underlying Index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long Short Equity Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a credit or equity-linked derivative investment typically is based upon the price movements of the underlying credit instrument, equity security or credit or equity index, or some other readily measurable economic variable dependent upon changes in the value of the underlying security or the credit or equity markets generally. The value of these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

                                  PROSPECTUS 13


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Long Short Equity Strategy Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 17 of this prospectus.

LONG SHORT INTEREST RATE STRATEGY FUND

INVESTMENT OBJECTIVE - The Long Short Interest Rate Strategy Fund seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Rydex Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 31 of this prospectus and in "A-Class Shares - Initial Sales Charges, Reductions, and Waivers" beginning on page 61 of the Fund's Statement of Additional Information ("SAI").

                                                                                   A-CLASS   C-CLASS
                                                                                   -------   -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                  4.75%     None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase
   price or current market value, whichever is less)                                None      1.00%
Redemption Fee (on shares redeemed within 30 days of purchase)
   (as a percentage of amount redeemed, if applicable)                              1.00%     1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees                                                                     0.75%     0.75%
Distribution or Shareholder Service (12b-1) Fees                                    0.25%     1.00%
Other Expenses*                                                                     0.52%     0.52%
                                                                                    ----      ----
Total Annual Fund Operating Expenses                                                1.52%     2.27%
                                                                                    ====      ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS
                 ------   -------
A-CLASS SHARES    $622      $932
C-CLASS SHARES    $230      $709

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS
                 ------   -------
C-CLASS SHARES    $330      $709

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Long Short Interest Rate Strategy Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S. Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

To determine an interest rate outlook the model evaluates and ranks factors in 3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as

                                  PROSPECTUS 15


precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long Short Interest Rate Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Long Short Interest Rate Strategy Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 17 of this prospectus.

                                  PROSPECTUS 17


PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "More Information About the Trust and the Funds: Purchase Procedures." Rydex|SGI reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any business day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER - DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

The Funds are designed for investors who understand derivatives and hedge fund strategies and the risks associated with such investments and strategies. In addition, an investment in the Funds may be more appropriate for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant. An investment in a Fund is not a complete investment program.

This Prospectus describes the A-Class Shares and C-Class Shares of the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, and Long Short Interest Rate Strategy Fund (each a "Fund" and collectively, the "Funds" or "Rydex|SGI Funds").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs.

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

Each Fund's Underlying Index also may be changed without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days prior notice of any such change.

INVESTMENT STRATEGIES

To protect the value of a Fund in response to adverse economic, political or market conditions, each of the Funds may implement a temporary defensive investment strategy. If employed, a Fund may, but will not necessarily invest up to 100% of their assets in high-quality money market instruments. Pursuing a temporary defensive investment strategy could result in lower Fund returns and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its respective investment objective.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND. The Event Driven and Distressed Strategies Fund seeks to provide investment results that generally correspond to the performance of the event driven hedge fund universe. Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event driven hedge funds can invest in equities, fixed income instruments (investment grade, high yield, bank, convertible and distressed debt), options and various other derivatives. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations. Many managers use a combination of strategies that typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities and adjust exposures based on the opportunity sets in each sub-sector.

As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the iBoxx USD Liquid High Yield Index, Credit Suisse High Yield Credit Liquid Index, Russell 2000(R)Index, Credit Suisse Merger Arbitrage Liquid Index, Credit Suisse Distressed Equity Liquid Index, and Credit Suisse Illiquidity Premium Liquid Index. The Markit iBoxx USD Liquid High Yield Index consists of liquid high yield bonds denominated in U.S. Dollars, selected to provide a balanced representation of the broad U.S. Dollar high yield corporate bond universe. The Credit Suisse High Yield Credit Liquid Index represents the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every six months. The North American High Yield CDX Index is one of the indices in the Markit CDX family of indices and is comprised of 100 issuers that are determined to represent the North American credit derivatives markets. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R)Index, representing approximately 11% of the Russell 3000(R)total market capitalization. The Russell 3000(R)Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Credit Suisse Merger Arbitrage Liquid Index provides exposure to a representative sample of North American and European pending merger transactions. The Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The Credit Suisse Illiquidity Premium Liquid Index combines liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities.

                                  PROSPECTUS 19


ALTERNATIVE STRATEGIES FUND. As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the S&P 500 Total Return Index, Russell 2000(R)Total Return Index, MSCI EAFE U.S. Dollar Net Return Index, and MSCI Emerging Markets Free U.S. Dollar Net Total Return Index, Euro-USD Spot Exchange Rate and one-month USD Libor. The S&P 500 Total Return Index is based on the S&P 500 Index, but assumes that all dividends and distributions are reinvested. The S&P 500 Index has been widely regarded as the best single gauge of the large cap U.S. equities market. The Index has over US$3.5 trillion benchmarked, with Index assets comprising approximately US$915 billion of this total. The Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The Russell 2000(R)Total Return Index is based on the Russell 2000(R)Index, but assumes that all dividends and distributions are reinvested. The MSCI EAFE U.S. Dollar Net Return Index is based on the MSCI EAFE Index (Europe, Australasia, Far East), and approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. It is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI Emerging Markets Free U.S. Dollar Net Total Return Index is based on the MSCI Emerging Markets Index,), and approximates the minimum possible dividend reinvestment similar to the MSCI EAFE U.S. Dollar Net Return Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009 the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

LONG SHORT EQUITY STRATEGY FUND. As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the S&P 500 Index, Russell 2000(R)Index, MSCI EAFE Index, NASDAQ-100(R)Index, MSCI Emerging Markets Index, Russell 2000(R)Value Index, Russell 2000(R)Growth Index, Credit Suisse High Price Momentum Index, and Credit Suisse Low Price Momentum Index. The NASDAQ-100(R)Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. The Russell 2000(R)Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R)Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Credit Suisse High Price Momentum Index, and Credit Suisse Low Price Momentum Index are comprised 200 constituent stocks selected from the universe of the constituents of the Russell 1000(R) Index according to their 12-month price momentum ranking. The candidate stocks are ranked by return from lowest to highest. The 200 stocks with the lowest returns are then selected to be the members of the Credit Suisse Low Price Momentum Index. The 200 stocks with the highest returns are then selected to be the members of the Credit Suisse High Price Momentum Index.

LONG SHORT INTEREST RATE STRATEGY FUND. The Long Short Interest Rate Strategy Fund's investment model uses a statistically-based process that analyzes economic factors together with the judgments of investor psychology to determine an interest rate outlook. The methodology is grounded in the basic economic theory of interest rate behavior and combines measures of economic growth and inflation expectations to identify cyclical interest rate trends. Technical factors are incorporated into the methodology to identify and opportunistically capture the overshooting that interest rates frequently exhibit.

The factors used in the model are selected based on the following three criteria: (1) quantitative significance in explaining the volatility of interest rates; (2) scenario simulations to evaluate the factor's contribution to performance when simulated over a significant time period against changes in the levels of economic activity; and (3) judgment with regard to the factor's conceptual plausibility based on the fundamentals and the behavior of interest rates over the economic cycle.

INVESTMENT RISKS

The following section provides additional information regarding certain of the principal risks under "Principal Risks" in the Fund Summaries along with additional risk information. Risk information may not be applicable to each Fund. Please consult the Fund Summary section for each Fund to determine which risks are applicable to a particular Fund.

CAPITALIZATION SECURITIES RISK - The Funds' Underlying Indices may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, E.G., large-, mid- or small-cap securities. As a result, a Fund may be subject to the risk that the predominate capitalization range represented in its Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, among others, total return, index, interest rate swaps, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and other similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements and structured notes also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.

                                  PROSPECTUS 21


     STRUCTURED NOTE RISK - The Fund intends to invest in credit and equity-linked structured notes to a significant extent. The performance of these notes is determined by the price movement of the investment, security or index underlying the note. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities or other assets held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC Approved Futures Exchanges or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - The Alternative Strategies Fund is subject to emerging markets risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

EXCHANGE-TRADED NOTES RISK - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit rat-

                                  PROSPECTUS 23


ings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. A portfolio with a negative duration will move inversely to a portfolio with a positive duration. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The Fund may invest in unrated securities that the Advisor determines are comparable in quality.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities or obligations of foreign companies directly, but will primarily invest in financial instruments, such as futures, structured notes, and exchange-traded investment pools, which are indirectly linked to the performance of foreign issuers or commodities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities or obligations of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers or commodities, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end investment companies, which may trade at a discount to their net asset value, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies, such as the Subsidiary, or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, are not subject to the regulatory scheme of the 1940 Act.

     EXCHANGE-TRADED FUND RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value ("NAV"). This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security, commodity or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities or commodities underlying a financial instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LEVERAGING RISK - The Fund achieves exposure to its Underlying Index, in part, through the use of leveraged derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "More Information About the Trust and the Funds: Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The

                                  PROSPECTUS 25


Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, the Fund is obligated to pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund's tracking error, such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because the Fund seeks to track the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

FUND BENCHMARKS

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund seek to provide investment results that correspond to the performance of a specific benchmark. Additional information about each benchmark is set forth below.

CREDIT SUISSE EVENT DRIVEN LIQUID INDEX - The Credit Suisse Event Driven Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index, which is non-investable, by using non-hedge fund, liquid tradable securities selected and weighted according to an algorithm. The Dow Jones Credit Suisse Event Driven Hedge Fund Index is an asset-weighted index containing event driven hedge fund constituents. Event driven hedge funds generally make short and long investments in the securities of corporations experiencing substantial change as a result of such corporate actions as liquidation, bankruptcy, emergence from bankruptcy, divestitures, acquisitions, or mergers. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations, or they may invest across multiple event driven strategies. Such strategies typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities.

The Dow Jones Credit Suisse Event Driven Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds, as opposed to separate accounts. The Index uses the funds classified as event driven in the Credit Suisse database, which tracks over 5000 hedge funds, and consists only of hedge funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

                                  PROSPECTUS 27


MERRILL LYNCH FACTOR MODEL - The Merrill Lynch Factor Model (the "Model") is designed to provide a high correlation to "hedge fund beta," the portion of hedge fund returns that can be explained by exposure to certain market measures, and not individual manager skill. The value of the model changes based on the weighted performance of well-known, liquid index components such as the S&P 500(R)Index, Russell 2000(R)Index, MSCI EAFE Index, MSCI Emerging Markets Index, USD-Euro Spot Exchange Rate and One Month Libor Index (each, a "Model Factor").

The Model uses a proprietary rules-based, discretion-free regression model developed by Merrill Lynch to allocate to the Model Factors in an attempt to provide a high correlation to hedge fund beta.

The respective component weightings of the Model are rebalanced monthly. The rebalance is driven by the Model. Exposures to market measures can be positive
(long) or negative (short), except for the MSCI Emerging Markets Free Total Return, which can only be long.

CREDIT SUISSE LONG/SHORT LIQUID INDEX - The Credit Suisse Long/Short Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, which aggregates a broad universe of long/short equity hedge funds and is non-investable, by using non-hedge fund, liquid tradable securities. The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is an asset-weighted hedge fund index containing long/short equity hedge fund constituents. Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 5000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

More detailed information about each Fund's Underlying Index can be found on the Credit Suisse and Merrill Lynch websites and in the SAI under "Descriptions of the Benchmarks."

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc. (the "Advisor") is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex|SGI Funds since each Rydex|SGI Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:


FUND                                                                ADVISORY FEE
----                                                                ------------
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND .....................       0.90%
ALTERNATIVE STRATEGIES FUND .....................................       0.90%
LONG SHORT EQUITY STRATEGY FUND .................................       0.90%
LONG SHORT INTEREST RATE STRATEGY FUND ..........................       0.75%

The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Funds' average daily net assets as follows:

                                                             EXPENSE CAP
                                                   -------------------------------
FUND                                               A-CLASS SHARES   C-CLASS SHARES
----                                               --------------   --------------
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ....        1.90%            2.65%
ALTERNATIVE STRATEGIES FUND ....................        1.90%            2.65%
LONG SHORT EQUITY STRATEGY FUND ................        1.90%            2.65%

The above contractual fee waivers will be honored by the Advisor through July 31, 2011. The fee waivers may be renewed by the Advisor for subsequent periods thereafter. To maintain these expense limits, the Advisor may reduce a portion of its management fees and/or reimburse certain expenses of the Funds. This Agreement may be terminated: (i) by the Board, for any reason at any time, or
(ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.

For the Long Short Interest Rate Strategy Fund, the Advisor will receive research services from American Independence Financial Services LLC ("AIFS"), AIFS is located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and serves as research provider for the Fund. AIFS began operations in March 2006, and manages funds and separately managed accounts in domestic fixed incomes, municipal bonds, international bonds, domestic equities, international equities, and market-neutral equities.

A discussion regarding the basis for the Board's May 2010 approval of the Funds' investment advisory agreement is available in the September 30, 2010 Semi-Annual Report to Shareholders, which covers the period April 1, 2010 to September 30, 2010.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R)Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment and Specialty Funds, which include the Funds. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R)1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds.

                                  PROSPECTUS 29


Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees. Each Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex|SGI web site - www.rydex-sgi.com.

If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which a Fund calculates NAV. The Advisor will regularly value the Event Driven and Distressed Strategies Fund's, Alternative Strategies Fund's, and Long Short Equity Strategy Fund's investments in structured notes and swap agreements at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

SHORT DIVIDEND EXPENSE - "Short Dividend Expense" occurs because the Fund short-sell equity securities to gain the inverse exposure necessary to meet their respective investment objectives. Each Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

BUYING, SELLING AND EXCHANGING FUND SHARES

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex|SGI shareholder account to make share transactions
- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex|SGI Client Services at 800.820.0888 or
301.296.5406. For more information on opening an account, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.

To open an Individual Retirement Account ("IRA") with Rydex|SGI directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex|SGI to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex|SGI.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex|SGI does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex|SGI you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                  CUT-OFF TIME
METHOD                              ALL FUNDS
------                      -------------------------
By Mail                     4:00 pm or earlier close
By Phone                    4:00 pm or earlier close
By Internet                 4:00 pm or earlier close
By Financial Intermediary   4:00 pm or earlier close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

                                  PROSPECTUS 31


EARLY TRANSACTION CUT-OFF TIMES

On any day that the Funds calculate NAV earlier than normal, as described below, Rydex|SGI reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE    NET AMOUNT INVESTED
--------------------                -----------------   --------------------
Less than $100,000                        4.75%                 4.99%
$100,000 but less than $250,000           3.75%                 3.90%
$250,000 but less than $500,000           2.75%                 2.83%
$500,000 but less than $1,000,000         2.00%                 2.04%
$1,000,000 or greater                        *                     *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 12 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Service Center" tab of www.rydex-sgi.com, from the SAI or from your financial adviser.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your family (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Series Funds or Rydex Dynamic Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the original purchase value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Series Fund or Rydex Dynamic Fund with A-Class Shares of any other Rydex Series Fund or Rydex Dynamic Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Series Fund or Rydex Dynamic Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their families (E.G., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Series Fund or Rydex Dynamic Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

                                  PROSPECTUS 33


SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     - Purchases of A-Class Shares of the Rydex|SGI U.S. Government Money Market Fund, which are offered in a separate prospectus.

     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Series Fund or Rydex Dynamic Fund, unless you are exchanging A-Class Shares of the Rydex|SGI U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or

     -    on required minimum distributions.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex|SGI reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex|SGI receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Funds transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Rydex|SGI reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex|SGI's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Complete the account application that        Complete the Rydex|SGI investment slip
                            corresponds to the type of account you are   included with your quarterly statement or
                            opening.                                     send written purchase instructions that
                                                                         include:
                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI
                                 FUND(S) YOU WANT TO PURCHASE.           -    YOUR NAME

                            -    MAKE SURE YOUR INVESTMENT MEETS THE     -    YOUR SHAREHOLDER ACCOUNT NUMBER
                                 ACCOUNT MINIMUM.
                                                                         -    THE RYDEX|SGI FUND(S) YOU WANT TO
                                                                              PURCHASE.

BY MAIL                                              Make your check payable to RYDEX|SGI.

IRA AND OTHER RETIREMENT              Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.            Include the name of the Rydex|SGI Fund(s) you want to purchase on your check.

                            IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
CALL RYDEX|SGI CLIENT        BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
SERVICES TO REQUEST A                                        SEPARATE PROSPECTUS.
RETIREMENT ACCOUNT
INVESTOR APPLICATION KIT.       Mail your application and check to:        Mail your written purchase instructions
                                                                                        and check to:

                                                               MAILING ADDRESSES:

                                          STANDARD DELIVERY                          OVERNIGHT DELIVERY
                                              Rydex|SGI                                   Rydex|SGI
                                           Attn: Ops. Dept.                           Attn: Ops. Dept.
                                           P.O. Box 758567                            200 SW 6th Street
                                        Topeka, KS 66675-8567                       Topeka, KS 66603-3704

                                     PROSPECTUS 35


                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then       Be sure to designate in your wire
                            call Rydex|SGI to obtain your account        instructions the Rydex|SGI Fund(s) you
                            number.                                      want to purchase.

                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI
                                 FUND(S) YOU WANT TO PURCHASE.

                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

                            To ensure "same-day credit" (to get that Business Day's NAV) for your purchase order,
                            YOU SHOULD CALL RYDEX|SGI CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR
                            TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX|SGI FUND(S) YOU ARE PURCHASING:

BY WIRE                     -    Account Number
RYDEX|SGI
CLIENT SERVICES             -    Fund Name
PHONE NUMBER:
800.820.0888                -    Amount of Wire
OR
301.296.5406                -    Fed Wire Reference Number (upon request)

                            You will receive a confirmation number to verify that your purchase order has been accepted.

                            IF YOU DO NOT NOTIFY RYDEX|SGI CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE
                            ORDER MAY NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                            WIRE INSTRUCTIONS:

                            U.S. Bank
                            Cincinnati, OH
                            Routing Number: 0420-00013
                            For Account of: Rydex|SGI Account Number: 48038-9030
                            [Your Name]
                            [Your shareholder account number]

                            IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                            BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                            SEPARATE PROSPECTUS.

                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                            call Rydex|SGI to obtain your account num-   A MINIMUM OF $20. To make a subsequent
                            ber. Be sure to complete the "Electronic     purchase send written purchase
                            Investing via ("ACH")" section. Then, fax    instructions that include:
                            it to Rydex|SGI (ONLY Individual, Joint
BY ACH                      and UGMA/UTMA accounts may be opened by      -    YOUR NAME
(FAX)                       fax).
RYDEX|SGI FAX NUMBER:                                                    -    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                -    MAKE SURE TO INCLUDE A LETTER OF
                                 INSTRUCTION REQUESTING THAT WE          -    THE RYDEX|SGI FUND(S) YOU WANT TO
                                 PROCESS YOUR PURCHASE BY ACH.                PURCHASE

                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI    -    ACH BANK INFORMATION (IF NOT ON
                                 FUND(S) YOU WANT TO PURCHASE.                RECORD).

                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

BY ACH
(INTERNET)                  Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com

CANCELLED PURCHASE ORDERS

Rydex|SGI will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex|SGI) does not receive your wire transfer

     -    if the transfer agent (Rydex|SGI) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by:

                     STANDARD DELIVERY                 OVERNIGHT DELIVERY

   MAIL                  Rydex|SGI                          Rydex|SGI
                      Attn: Ops. Dept.                   Attn: Ops. Dept.
                      P.O. Box 758567                   200 SW 6th Street
                  Topeka, KS 66675-8567               Topeka, KS 66603-3704

   FAX      301.296.5103

            If you send your redemption order by fax, you must call Rydex|SGI
            Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

                                  PROSPECTUS 37


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PURCHASES WILL BE ON HOLD FOR 10 BUSINESS DAYS BEFORE A PAYMENT OF REDEMPTION PROCEEDS MAY BE MADE.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex|SGI Fund and use the proceeds from that sale to purchase shares of another Rydex|SGI Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex|SGI Fund for A-Class Shares or C-Class Shares of any other Rydex|SGI Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex|SGI U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex|SGI Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex|SGI Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex|SGI Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex|SGI Fund you are exchanging out of or the Rydex|SGI Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex|SGI Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send exchange requests to Rydex|SGI by:

                  STANDARD DELIVERY                  OVERNIGHT DELIVERY
                       Rydex|SGI                          Rydex|SGI
  MAIL              Attn: Ops. Dept.                   Attn: Ops. Dept.
                    P.O. Box 758567                   200 SW 6th Street
                 Topeka, KS 66675-8567              Topeka, KS 66603-3704

  FAX       301.296.5101

            If you send your exchange request by fax, you must call Rydex|SGI
            Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406

INTERNET    Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

EXCHANGES WITH OTHER RYDEX|SGI FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund not offered in this Prospectus. WHILE MOST RYDEX SERIES FUNDS AND RYDEX DYNAMIC FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, THE FUNDS DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX|SGI FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX|SGI FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex|SGI Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex|SGI web site at www.rydex-sgi.com.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex|SGI provides accounts for U.S. citizens and resident aliens. We will not open a new account for any nonresident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex|SGI Funds through a financial intermediary, subject to that financial intermediary's requirements.

                                  PROSPECTUS 39


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex|SGI web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex|SGI Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex|SGI by telephone or access our internet site. Rydex|SGI and its affiliates will not be liable for any losses resulting from a cause over which Rydex|SGI or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex|SGI by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex|SGI web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX|SGI EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex|SGI Funds and your Rydex|SGI account anytime with the Rydex|SGI Express Line. This automated line gives you telephone access to Rydex|SGI Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex|SGI account.

SERVICE AND OTHER FEES

Rydex|SGI may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     -    $15 for wire transfers of redemption proceeds under $5,000

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex|SGI reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex|SGI prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex|SGI a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex|SGI Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

                                  PROSPECTUS 41


REDEMPTION FEE WAIVERS. Each Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan with respect to A-Class Shares that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out ot its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows each Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex|SGI Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex|SGI Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex|SGI Fund's shares or the amount that any particular Rydex|SGI Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex|SGI Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income").

                                  PROSPECTUS 43


Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Funds for more than one year. Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

     - The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex|SGI Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

INDEX PUBLISHERS INFORMATION

CREDIT SUISSE ALTERNATIVE CAPITAL, INC.

THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND (THE "RYDEX/SGI CREDIT SUISSE FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE ALTERNATIVE CAPITAL, INC. ("CREDIT SUISSE"). CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX/SGI CREDIT SUISSE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX/SGI CREDIT SUISSE FUNDS PARTICULARLY OR THE ABILITY OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX, CREDIT SUISSE LONG/SHORT EQUITY LIQUID INDEX, DOW JONES CREDIT SUISSE EVENT DRIVEN HEDGE FUND INDEX AND DOW JONES CREDIT SUISSE LONG/SHORT EQUITY HEDGE FUND INDEX (THE "CREDIT SUISSE INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. CREDIT SUISSE'S PUBLICATION OF THE CREDIT SUISSE INDICES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY CREDIT SUISSE AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE CREDIT SUISSE INDICES ARE BASED. CREDIT SUISSE'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF CREDIT SUISSE AND OF THE CREDIT SUISSE INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY CREDIT SUISSE WITHOUT REGARD TO THE TRUST OR THE RYDEX/SGI CREDIT SUISSE FUNDS. CREDIT SUISSE IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX/SGI CREDIT SUISSE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. CREDIT SUISSE RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE CREDIT SUISSE INDICES. CREDIT SUISSE HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX/SGI CREDIT SUISSE FUNDS.

CREDIT SUISSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX/SGI CREDIT SUISSE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

"CREDIT SUISSE EVENT DRIVEN LIQUID INDEX" AND "CREDIT SUISSE LONG/SHORT LIQUID INDEX" ARE TRADEMARKS OF CREDIT SUISSE ALTERNATIVE CAPITAL, INC. OR ONE OF ITS AFFILIATES (COLLECTIVELY, "CREDIT SUISSE"), AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND RYDEX INVESTMENTS.

THE INDEX IS THE EXCLUSIVE PROPERTY OF CREDIT SUISSE. NEITHER CREDIT SUISSE NOR ANY SERVICE PROVIDER SHALL BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR OR OMISSION IN THE INDEX OR THE CALCULATION THEREOF AND NEITHER CREDIT SUISSE NOR ANY SERVICE PROVIDER SHALL BE UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

NEITHER CREDIT SUISSE NOR ITS INDEX SERVICE PROVIDER HAS ANY OBLIGATION TO TAKE THE NEEDS OF ANY PERSON INTO CONSIDERATION IN COMPOSING, MODIFYING, DETERMINING OR CALCULATING THE INDEX (OR CAUSING THE INDEX TO BE CALCULATED). CREDIT SUISSE MAY MODIFY THE INDEX IN ITS SOLE DISCRETION AT ANY TIME WITHOUT THE OBLIGATION TO NOTIFY ANY PARTY.

                                  PROSPECTUS 45


CREDIT SUISSE HAS NOT PUBLISHED OR APPROVED THIS DOCUMENT AND ACCEPTS NO RESPONSIBILITY FOR ITS CONTENTS OR USE. CREDIT SUISSE IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND TO BE ISSUED, SOLD, PURCHASED, WRITTEN OR ENTERED INTO BY LICENSEE OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND ARE TO BE CONVERTED INTO CASH. CREDIT SUISSE HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

RYDEX|SGI FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("BOFA MERRILL LYNCH") NOR ANY OF ITS AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTIES (COLLECTIVELY, THE "BAML PARTIES") INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING THE MERRILL LYNCH FACTOR MODEL (THE "ML FACTOR MODEL") NOR ANY OF STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., STANDARD & POOR'S FINANCIAL SERVICES LLC, MSCI, INC. OR FRANK RUSSELL COMPANY OR ANY OF THE FOREGOING ENTITIES' AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTIES (COLLECTIVELY, THE "COMPONENT SPONSOR PARTIES") INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING THE APPLICABLE INDICES, BENCHMARKS OR PRICES THAT ARE COMPONENTS OF THE ML FACTOR MODEL (AS APPLICABLE, THE "COMPONENT SPONSOR INDICES"). NEITHER THE BAML PARTIES NOR THE COMPONENT SPONSOR PARTIES, AS APPLICABLE, HAVE PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX|SGI FUNDS, NOR DO THEY MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX|SGI FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN RYDEX|SGI FUNDS PARTICULARLY OR THE ABILITY OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES AND ANY DATA INCLUDED THEREIN TO TRACK GENERAL HEDGE FUND OR STOCK MARKET PERFORMANCE. THE BAML PARTIES' AND THE COMPONENT SPONSOR PARTIES' ONLY RELATIONSHIP TO RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS IS THE LICENSING BY BOFA MERRILL LYNCH OF CERTAIN TRADEMARKS AND TRADE NAMES OF BOFA MERRILL LYNCH AND OF THE ML FACTOR MODEL. EACH OF THE ML FACTOR MODEL, COMPONENT SPONSOR INDICES AND ANY DATA INCLUDED THEREIN IS DETERMINED, COMPOSED AND CALCULATED BY THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES WITHOUT REGARD TO RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS OR THE FUND SECURITIES. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE NO OBLIGATION TO TAKE THE NEEDS OF RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS OR THE OWNERS OF RYDEX|SGI FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ML FACTOR MODEL, COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF RYDEX|SGI FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH RYDEX|SGI FUNDS ARE TO BE CONVERTED INTO OR REDEEMED FOR CASH. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF RYDEX|SGI FUNDS.

ALTHOUGH THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE ML FACTOR MODEL AND THE COMPONENT SPONSOR INDICES, AS APPLICABLE, FROM SOURCES THEY CONSIDER RELIABLE, THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN AND THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS, OWNERS OF THE RYDEX|SGI FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE ML FACTOR MODEL IS THE EXCLUSIVE PROPERTY OF, AND THE NAMES, SERVICE MARKS AND OTHER MARKS RELATED THERETO ARE SERVICE MARKS OR TRADEMARKS OF, MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE BY [LICENSEE AND/OR THE FUND]. THE COMPONENT SPONSOR INDICES ARE THE EXCLUSIVE PROPERTY OF, AND THE NAMES, SERVICE MARKS AND OTHER MARKS RELATED THERETO ARE SERVICE MARKS OR TRADEMARKS OF, STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. AND STANDARD & POOR'S FINANCIAL SERVICES LLC, MSCI, INC. OR FRANK RUSSELL COMPANY OR ANY OF THEIR RESPECTIVE AFFILIATES, AS APPLICABLE, AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY BOFA MERRILL LYNCH.

NO PURCHASER, SELLER OR HOLDER OF THE RYDEX|SGI FUNDS OR INTEREST IN THE RYDEX|SGI FUNDS, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY TRADE NAME, TRADEMARK OR SERVICE MARK OF THE COMPONENT SPONSOR PARTIES, TO SPONSOR, ENDORSE, MARKET OR PROMOTE THE RYDEX|SGI FUNDS WITHOUT FIRST CONTACTING THE RELEVANT COMPONENT SPONSOR PARTY TO DETERMINE WHETHER ITS PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH A COMPONENT SPONSOR PARTY WITHOUT THE PRIOR WRITTEN PERMISSION OF THAT COMPONENT SPONSOR PARTY."

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                 PROSPECTUS 47


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED JUNE 30, 2010. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR. YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING
800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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                                 PROSPECTUS 49


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                                 PROSPECTUS 51


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(RYDEX|SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)
9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEX-SGI.COM
REALAC-l-0610x0811

                                                          RYDEX|SGI SERIES FUNDS
                                           INSTITUTIONAL CLASS SHARES PROSPECTUS
                                                                   JUNE 30, 2010

                                                                    ALTERNATIVES

                             Event Driven and Distressed Strategies Fund (RYDTX)

                                             Alternative Strategies Fund (RYEWX)

                                         Long Short Equity Strategy Fund (RYJMX)

                                  Long Short Interest Rate Strategy Fund (RYBVX)

                                                   (RYDEX|SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
(INCLUDES FUND OBJECTIVE, FEES AND EXPENSES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE INFORMATION, MANAGEMENT, INVESTMENT ADVISER, PORTFOLIO MANAGERS, PURCHASE & SALE INFORMATION, TAX INFORMATION, AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES)

ALTERNATIVE FUNDS
   EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ............................    1
   ALTERNATIVE STRATEGIES FUND ............................................    5
   LONG SHORT EQUITY STRATEGY FUND ........................................    9
   LONG SHORT INTEREST RATE STRATEGY FUND .................................   13
PURCHASE AND SALE OF FUND SHARES ..........................................   16
TAX INFORMATION ...........................................................   16
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES .............   16
MORE INFORMATION ABOUT THE TRUST AND THE FUNDS ............................   17
FUND BENCHMARKS ...........................................................   25
MANAGEMENT OF THE FUNDS ...................................................   26
SHAREHOLDER INFORMATION ...................................................   28
BUYING, SELLING AND EXCHANGING FUND SHARES ................................   28
   BUYING FUND SHARES .....................................................   29
   SELLING FUND SHARES ....................................................   32
   EXCHANGING FUND SHARES .................................................   33
ACCOUNT POLICIES ..........................................................   34
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   37
DIVIDENDS AND DISTRIBUTIONS ...............................................   37
ADDITIONAL TAX INFORMATION ................................................   37
INDEX PUBLISHERS INFORMATION ..............................................   39
ADDITIONAL INFORMATION ....................................................   42

                                  PROSPECTUS 1


EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

INVESTMENT OBJECTIVE - The Event Driven and Distressed Strategies Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the universe of event driven hedge funds (i.e., funds that seek to profit from the potential mispricings of securities in connection with specific corporate or market events). The Fund's current benchmark is the Credit Suisse Event Driven Liquid Index (the "Underlying Index").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (AS A PERCENTAGE OF AMOUNT REDEEMED
   WITHIN 30 DAYS OF PURCHASE, IF APPLICABLE)                              1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
   INVESTMENT)
Management Fees                                                            0.90%
Distribution or Shareholder Service (12b-1) Fees                           None
Other Expenses*                                                            0.87%
Total Annual Fund Operating Expenses*                                      1.77%
Fee Waiver and/or Expense Reimbursement                                    0.12%
                                                                           ----
Total Annual Fund Operating Expenses After Fee
   Waiver and/or Expense Reimbursement**                                   1.65%
                                                                           ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.65% OF THE FUND'S INSTITUTIONAL CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.65%. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $168     $546

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Event Driven and Distressed Strategies Fund, an index fund, will make investments that seek to achieve the return of the Underlying Index, which is rebalanced in accordance with an algorithm that was developed through extensive quantitative research and designed to achieve a risk return profile similar to that of the universe of event driven hedge funds through the use of alternative investment techniques and investments in liquid tradable securities.

Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event, such as mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events.

The Underlying Index is composed of common liquid and investable market factors. The Underlying Index's current factors are: iBoxx USD Liquid High Yield Index, Credit Suisse High Yield Credit Liquid Index, the

Russell 2000(R) Index, Credit Suisse Merger Arbitrage Liquid Index, Credit Suisse Distressed Equity Liquid Index, and Credit Suisse Illiquidity Premium Liquid Index. The Fund seeks to obtain exposure to these factors by investing primarily in swap agreements that seek to generate returns that are representative of the returns of the factors. The algorithm used by the Underlying Index to select and weight its components is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs"), exchange-traded funds ("ETFs"), other pooled investment vehicles, and other derivatives, primarily consisting of futures, options, and options on futures. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and employ leveraging techniques through the use of derivatives to correspond to the Underlying Index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Event Driven and Distressed Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

                                  PROSPECTUS 3


FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the bor-rowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correspond to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Event Driven and Distressed Strategies Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

                                  PROSPECTUS 5


ALTERNATIVE STRATEGIES FUND

INVESTMENT OBJECTIVE - The Alternative Strategies Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of a broad range of investable hedge fund alternatives. The Fund's current benchmark is the Merrill Lynch Factor Model (the "Underlying Benchmark").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE)
   (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)             1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF
   YOUR INVESTMENT)
Management Fees                                                    0.90%
Distribution or Shareholder Service (12b-1) Fees                   None
Other Expenses*                                                    0.93%
   Short Dividend Expense                                          0.01%
   Other Expenses                                                  0.92%
Acquired Fund Fees and Expenses**                                  0.01%
Total Annual Fund Operating Expenses                               1.84%
Fee Waiver and/or Expense Reimbursement***                         0.19%
                                                                   ----
Total Annual Fund Operating Expenses After Fee
   Waiver and/or Expense Reimbursement                             1.65%
                                                                   ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** "ACQUIRED FUND FEES AND EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), EACH FUND MAY INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

*** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.65% OF THE FUND'S INSTITUTIONAL CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.65%. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $168      $560

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Alternative Strategies Fund, an index fund, will make investments in accordance with the Underlying Benchmark's algorithm, which was developed through extensive quantitative research and designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds that may be correlated to and replicated by non-hedge fund, transparent market measures.

Alternative strategies generally refer to non-traditional investment strategies or those that involve investment techniques other than long-only investments in traditional asset classes, such as stocks and bonds.

The Underlying Benchmark's investment algorithm selects and weights a basket of liquid, investable factors, which are expected to consist of investments that seek to generate returns that are representative of the returns of the S&P 500 Total Return Index, Russell 2000(R) Total Return Index, MSCI EAFE U.S. Dollar Net Return Index, MSCI Emerging Markets Free U.S. Dollar Net Total Return Index, Euro/U.S. Dollar Spot Exchange Rate, and One Month U.S. Dollar LIBOR. The Underlying Benchmark's algorithm is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund will seek to gain exposure to the factors selected by the Underlying Benchmark's algorithm by investing primarily in futures, options, options on futures, forward contracts, and swap agreements whose performance is expected to correspond to the performance of the Underlying Benchmark or specific components of the Underlying Benchmark. The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, such as exchange-traded notes ("ETNs") and structured notes, exchange-traded funds ("ETFs"), and other pooled investment vehicles. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. From time to time, the Fund also may enter into short sales and employ leveraging techniques through the use of derivatives to correspond to the Underlying Benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Alternative Strategies Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of the Fund's investment in these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in a Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

                                  PROSPECTUS 7


EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Certain of the Fund's investments may expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Benchmark through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Benchmark. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Underlying Benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Benchmark, rounding of share prices, changes to the composition of the Underlying Benchmark, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Alternative Strategies Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

                                  PROSPECTUS 9


LONG SHORT EQUITY STRATEGY FUND

INVESTMENT OBJECTIVE - The Long Short Equity Strategy Fund seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of the universe of long/short equity hedge funds (i.e., funds that buy equities that are expected to increase in value and sell short equities that are expected to decrease in value). The Fund's current benchmark is the Credit Suisse Long/Short Liquid Index (the "Underlying Index").

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE)
   (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)             1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF
   YOUR INVESTMENT)
Management Fees                                                    0.90%
Distribution or Shareholder Service (12b-1) Fees                   None
Total Other Expenses*                                              0.88%
   Short Dividend Expense                                          0.01%
   Other Expenses                                                  0.87%
Total Annual Fund Operating Expenses                               1.78%
Fee Waiver and/or Expense Reimbursement**                          0.13%
                                                                   ----
Total Annual Fund Operating Expenses After Fee
   Waiver and/or Expense Reimbursement                             1.65%
                                                                   ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

** THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP NET OPERATING EXPENSES FOR INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES ("EXCLUDED EXPENSES")) FROM EXCEEDING 1.65% OF THE FUND'S INSTITUTIONAL CLASS SHARES AVERAGE DAILY NET ASSETS UNTIL JULY 31, 2011. THE TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT INCLUDES EXCLUDED EXPENSES AND, THUS, FROM TIME TO TIME MAY BE HIGHER THAN 1.65%. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD, FOR ANY REASON AT ANY TIME, OR (II) BY THE ADVISOR, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF THE BUSINESS ON THE LAST DAY OF THE THEN-CURRENT ONE-YEAR PERIOD.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $168      $548

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Long Short Equity Strategy Fund, an index fund, will make investments that seek to achieve the returns of the Underlying Index, which is rebalanced in accordance with an algorithm that was developed through extensive quantitative research and designed to achieve a risk return profile similar to that of the universe of long/short equity hedge funds through the use of alternative investment techniques and investments in liquid tradable securities.

Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

The Underlying Index is composed of common liquid and investable market factors. The Underlying Index's current factors are: S&P 500(C) Index, Russell 2000(C) Index, MSCI EAFE(C) Daily Total Return Index (Net), NASDAQ 100(C) Index, MSCI Emerging Markets Daily Total Return Index (Net), Russell 2000(C) Value Index, Russell 2000(C) Growth Index, Credit Suisse High Price Momentum Index, Credit Suisse Low Price Momentum Index, AMEX Consumer Discretionary Select Sector Index, AMEX Technology Select Sector Index, AMEX Consumer Staples Select Sector Index, AMEX Energy Select Sector Index, AMEX Financial Select Sector Index, AMEX Health Care Select Sector Index, AMEX Industrial Select Sector Index, AMEX Materials Select Sector Index, and AMEX Utilities Select Sector Index. The Fund seeks to achieve exposure to these factors by investing primarily in derivatives such as futures, options, options on futures, and swap agreements that seek to generate returns that are representative of the returns of the S&P 500 Index, Russell 2000(R) Index, MSCI EAFE Index, NASDAQ-100(R) Index, MSCI Emerging Markets Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Credit Suisse High Price Momentum Index, Credit Suisse Low Price Momentum Index, and Select Sector indices. The algorithm used by the Underlying Index to select and weight its components is dynamic and the factors and weights of those factors may change over time and may be long or short at any given time.

The Fund also may invest in a combination of domestic and foreign common stock, American Depositary Receipts ("ADRs"), credit or equity-linked instruments, primarily consisting of structured notes and exchange-traded notes ("ETNs"), exchange-traded funds ("ETFs"), and other pooled investment vehicles. Certain of the Fund's derivatives investments may be traded in the over-the-counter ("OTC") market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. From time to time, the Fund also may enter into short sales and employ leveraging techniques to correspond to the Underlying Index. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long Short Equity Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - The value of a credit or equity-linked derivative investment typically is based upon the price movements of the underlying credit instrument, equity security or credit or equity index, or some other readily measurable economic variable dependent upon changes in the value of the underlying security or the credit or equity markets generally. The value of these securities will rise or fall in response to changes in the underlying security or related benchmark or investment. These securities expose the Fund economically to movements in the prices of the underlying credit or equity security.

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

                                  PROSPECTUS 11


EXCHANGE-TRADED NOTES RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, swap agreements, ETFs, and structured notes, which are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to the Underlying Index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the Underlying Index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value these investments.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Long Short Equity Strategy Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

                                  PROSPECTUS 13


LONG SHORT INTEREST RATE STRATEGY FUND

INVESTMENT OBJECTIVE - The Long Short Interest Rate Strategy Fund seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

FEES AND EXPENSES - This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE)
   (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)             1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF
   YOUR INVESTMENT)
Management Fees                                                    0.75%
Distribution or Shareholder Service (12b-1) Fees                   None
Other Expenses*                                                    0.52%
                                                                   ----
Total Annual Fund Operating Expenses                               1.27%
                                                                   ====

*    "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
 $129      $403

PORTFOLIO TURNOVER - The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES - The Long Short Interest Rate Strategy Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S. Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

To determine an interest rate outlook the model evaluates and ranks factors in 3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

PRINCIPAL RISKS - As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Long Short Interest Rate Strategy Fund is subject to a number of additional risks that may affect the value of its shares, including:

COUNTERPARTY CREDIT RISK - Investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

INVESTMENT TECHNIQUE RISK - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

MARKET RISK - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION - A comparison of the Long Short Interest Rate Strategy Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                  PROSPECTUS 15


Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

MANAGEMENT

INVESTMENT ADVISER - PADCO Advisors, Inc., which operates under the name Rydex Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

     - MICHAEL P. BYRUM, CFA, President and Chief Investment Officer of Rydex Investments. Mr. Byrum has co-managed the Fund since its inception in June 2010.

     - MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager. Mr. Dellapa has co-managed the Fund since its inception in June 2010.

     - RYAN A. HARDER, CFA, Portfolio Manager. Mr. Harder has co-managed the Fund since its inception in June 2010.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Purchase and Sale of Fund Shares," "Tax Information" and "Payments to Broker-Dealers and Other Financial Intermediaries" on page 16 of this prospectus.

PURCHASE AND SALE OF FUND SHARES

Purchases of Institutional Class Shares of the Funds are subject to a minimum initial investment amount of $2,000,000.

Eligible investors for I-Class Shares include the following:

     - Employee benefit plan programs that have at least $25 million in plan assets;

     - Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

     - Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts;

     -    Internal Revenue Code Section 529 college savings plan accounts;

     - Funds of Funds advised by Rydex Investments, Security Global Investors, LLC or their affiliates;

     -    Funds of Funds advised by unaffiliated investment advisers; and

     - Institutions that invest the minimum initial investment amount in a Fund.

The investor eligibility requirements may be amended from time to time as reflected in the Trust's then-current registration statement.

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any business day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary's website for more information.

                                  PROSPECTUS 17


MORE INFORMATION ABOUT THE TRUST AND THE FUNDS

The Funds are designed for investors who understand derivatives and hedge fund strategies and the risks associated with such investments and strategies. In addition, an investment in the Funds may be more appropriate for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant. An investment in a Fund is not a complete investment program.

This Prospectus describes the Institutional Class Shares of the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, and Long Short Interest Rate Strategy Fund (each a "Fund" and collectively, the "Funds" or "Rydex|SGI Funds").

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

Each Fund's Underlying Index also may be changed without shareholder approval. The Advisor, however, will attempt to provide shareholders with 30 days prior notice of any such change.

INVESTMENT STRATEGIES

To protect the value of a Fund in response to adverse economic, political or market conditions, each of the Fund may implement a temporary defensive investment strategy. If employed, a Fund may, but will not necessarily invest up to 100% of their assets in high-quality money market instruments. Pursuing a temporary defensive investment strategy could result in lower Fund returns and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its respective investment objective.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND. The Event Driven and Distressed Strategies Fund seeks to provide investment results that generally correspond to the performance of the event driven hedge fund universe. Event driven hedge funds invest in various asset classes, including physical commodities and real estate, and seek to profit from potential mispricings of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event driven hedge funds can invest in equities, fixed income instruments (investment grade, high yield, bank, convertible and distressed debt), options and various other derivatives. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations. Many managers use a combination of strategies that typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities and adjust exposures based on the opportunity sets in each sub-sector.

As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the iBoxx USD Liquid High Yield Index, Credit Suisse High Yield Credit Liquid Index, Russell 2000(R) Index, Credit Suisse Merger Arbitrage Liquid Index, Credit Suisse Distressed Equity Liquid Index, and Credit Suisse Illiquidity Premium Liquid Index. The Markit iBoxx USD Liquid High Yield Index consists of liquid high yield bonds denominated in U.S. Dollars, selected to provide a balanced representation of the broad U.S. Dollar high yield corporate bond universe. The Credit Suisse High Yield Credit Liquid Index represents the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every six months. The North American High Yield CDX Index is one of the indices in the Markit CDX family of indices and is comprised of 100 issuers that are determined to represent the North American credit derivatives markets. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R)total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Credit Suisse Merger Arbitrage Liquid Index provides exposure to a representative sample of North American and European pending merger transactions. The Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The Credit Suisse Illiquidity Premium Liquid Index combines liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities.

ALTERNATIVE STRATEGIES FUND. As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the S&P 500 Total Return Index, Russell 2000(R) Total Return Index, MSCI EAFE U.S. Dollar Net Return Index, and MSCI Emerging Markets Free U.S. Dollar Net Total Return Index, Euro-USD Spot Exchange Rate and one-month USD Libor. The S&P 500 Total Return Index is based on the S&P 500 Index, but assumes that all dividends and distributions are reinvested. The S&P 500 Index has been widely regarded as the best single gauge of the large cap U.S. equities market. The Index has over US$ 3.5 trillion benchmarked, with Index assets comprising approximately US$ 915 billion of this total. The Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The Russell 2000(R) Total Return Index is based on the Russell 2000(R) Index, but assumes that all dividends and distributions are reinvested. The MSCI EAFE U.S. Dollar Net Return Index is based on the MSCI EAFE Index (Europe, Australasia, Far East), and approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. It is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI Emerging Markets Free U.S. Dollar Net Total Return Index is based on the MSCI Emerging Markets Index, ), and approximates the minimum possible dividend reinvestment similar to the MSCI EAFE U.S. Dollar Net Return Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009 the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

LONG SHORT EQUITY STRATEGY FUND. As discussed in the Fund's Principal Investment Strategy, the Fund may have exposure to the S&P 500 Index, Russell 2000(R) Index, MSCI EAFE Index, NASDAQ-100(R) Index, MSCI Emerging Markets Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Credit Suisse High Price Momentum Index, and Credit Suisse Low Price Momentum Index. The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. The Russell 2000(R) Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Credit Suisse High Price Momentum Index, and Credit Suisse Low Price Momentum Index are comprised 200 constituent stocks selected from the universe of the constituents of the Russell 1000(R) Index according to their 12-month price momentum ranking. The candidate stocks are ranked by return from lowest to highest. The 200 stocks with the lowest returns are then selected to be the members of the Credit Suisse Low Price Momentum Index. The 200 stocks with the highest returns are then selected to be the members of the Credit Suisse High Price Momentum Index.

LONG SHORT INTEREST RATE STRATEGY FUND. The Long Short Interest Rate Strategy Fund's investment model uses a statistically-based process that analyzes economic factors together with the judgments of investor psychology to determine an interest rate outlook. The methodology is grounded in the basic economic theory of interest rate behavior and combines measures of economic growth and inflation expectations to identify cyclical interest rate trends. Technical factors are incorporated into the methodology to identify and opportunistically capture the overshooting that interest rates frequently exhibit.

The factors used in the model are selected based on the following three criteria: (1) quantitative significance in explaining the volatility of interest rates; (2) scenario simulations to evaluate the factor's contribution to performance when simulated over a significant time period against changes in the levels of economic activity; and (3) judgment with regard to the factor's conceptual plausibility based on the fundamentals and the behavior of interest rates over the economic cycle.

INVESTMENT RISKS

The following section provides additional information regarding certain of the principal risks under "Principal Risks" in the Fund Summaries along with additional risk information. Risk information may not be applicable to each Fund. Please consult the Fund Summary section for each Fund to determine which risks are applicable to a particular Fund.

                                  PROSPECTUS 19


CAPITALIZATION SECURITIES RISK - The Funds' Underlying Indices may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, a Fund may be subject to the risk that the predominate capitalization range represented in its Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, among others, total return, index, interest rate swaps, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements, structured notes and other similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements and structured notes also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT AND EQUITY-LINKED DERIVATIVE INVESTMENT RISK - Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.

     STRUCTURED NOTE RISK - The Fund intends to invest in credit and equity-linked structured notes to a significant extent. The performance of these notes is determined by the price movement of the investment, security or index underlying the note. The fees associated with a structured note, which are embedded in the price of the structured note paid by the Fund, may lead to increased tracking error. In addition, a highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities or other assets held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC Approved Futures Exchanges or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

                                  PROSPECTUS 21


     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - The Alternative Strategies Fund is subject to emerging markets risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

EXCHANGE-TRADED NOTES RISK - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. A portfolio with a negative duration will move inversely to a portfolio with a positive duration. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The Fund may invest in unrated securities that the Advisor determines are comparable in quality.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities or obligations of foreign companies directly, but will primarily invest in financial instruments, such as futures, structured notes, and exchange-traded investment pools, which are indirectly linked to the performance of foreign issuers or commodities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities or obligations of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers or commodities, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end investment companies, which may trade at a discount to their net asset value, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies, such as the Subsidiary, or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, are not subject to the regulatory scheme of the 1940 Act.

     EXCHANGE-TRADED FUND RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value ("NAV"). This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and

                                  PROSPECTUS 23


     market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security, commodity or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities or commodities underlying a financial instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LEVERAGING RISK - The Fund achieves exposure to its Underlying Index, in part, through the use of leveraged derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "More Information About the Trust and the Funds: Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the

Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OVER-THE-COUNTER ("OTC") TRADING RISK - Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, the Fund is obligated to pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund's tracking error, such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, high portfolio turnover rate and the use of lever-

                                  PROSPECTUS 25


age all contribute to tracking error. In addition, because the Fund seeks to track the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

FUND BENCHMARKS

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund seek to provide investment results that correspond to the performance of a specific benchmark. Additional information about each benchmark is set forth below.

CREDIT SUISSE EVENT DRIVEN LIQUID INDEX - The Credit Suisse Event Driven Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index, which is non-investable, by using non-hedge fund, liquid tradable securities selected and weighted according to an algorithm. The Dow Jones Credit Suisse Event Driven Hedge Fund Index is an asset-weighted index containing event driven hedge fund constituents. Event driven hedge funds generally make short and long investments in the securities of corporations experiencing substantial change as a result of such corporate actions as liquidation, bankruptcy, emergence from bankruptcy, divestitures, acquisitions, or mergers. Event driven hedge funds may specialize in distressed debt, distressed equities, Regulation D transactions, capital structure arbitrage, merger arbitrage or other special situations, or they may invest across multiple event driven strategies. Such strategies typically involve buying long or selling short certain securities in the capital structures of various corporations representing a broad range of both debt and equity securities.

The Dow Jones Credit Suisse Event Driven Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds, as opposed to separate accounts. The Index uses the funds classified as event driven in the Credit Suisse database, which tracks over 5000 hedge funds, and consists only of hedge funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

MERRILL LYNCH FACTOR MODEL - The Merrill Lynch Factor Model (the "Model") is designed to provide a high correlation to "hedge fund beta," the portion of hedge fund returns that can be explained by exposure to certain market measures, and not individual manager skill. The value of the model changes based on the weighted performance of well-known, liquid index components such as the S&P 500(R) Index, Russell 2000(R) Index, MSCI EAFE Index, MSCI Emerging Markets Index, USD-Euro Spot Exchange Rate and One Month Libor Index (each, a "Model Factor").

The Model uses a proprietary rules-based, discretion-free regression model developed by Merrill Lynch to allocate to the Model Factors in an attempt to provide a high correlation to hedge fund beta.

The respective component weightings of the Model are rebalanced monthly. The rebalance is driven by the Model. Exposures to market measures can be positive
(long) or negative (short), except for the MSCI Emerging Markets Free Total Return, which can only be long.

CREDIT SUISSE LONG/SHORT LIQUID INDEX - The Credit Suisse Long/Short Liquid Index aims to synthetically replicate the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, which aggregates a broad universe of long/short equity hedge funds and is non-investable, by using non-hedge fund, liquid tradable securities. The Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is an asset-weighted hedge fund index containing long/short equity hedge fund constituents. Long/short equity hedge funds generally buy equities that are expected to increase in value and sell short equities that are expected to decrease in value, and often attempt to diversify or hedge exposure to particular market sectors, regions, or market capitalization. Long/short equity funds may be net long or net short.

Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 5000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. It is the exclusive property of Credit Suisse Hedge Index LLC.

More detailed information about each Fund's Underlying Index can be found on the Credit Suisse and Merrill Lynch websites and in the SAI under "Descriptions of the Benchmarks."

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

PADCO Advisors, Inc. (the "Advisor") is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex|SGI Funds since each Rydex|SGI Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below.

FUND                                              ADVISORY FEE
----                                              ------------
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ...       0.90%
ALTERNATIVE STRATEGIES FUND ...................       0.90%
LONG SHORT EQUITY STRATEGY FUND ...............       0.90%
LONG SHORT INTEREST RATE STRATEGY FUND ........       0.75%

The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Funds' average daily net assets as follows:

FUND                                              EXPENSE CAP
----                                              -----------
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND ...      1.65%
ALTERNATIVE STRATEGIES FUND ...................      1.65%
LONG SHORT EQUITY STRATEGY FUND ...............      1.65%

The above contractual fee waivers will be honored by the Advisor through July 31, 2011. The fee waivers may be renewed by the Advisor for subsequent periods thereafter. To maintain these expense limits, the Advisor may

                                  PROSPECTUS 27


reduce a portion of its management fees and/or reimburse certain expenses of the Funds. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.

For the Long Short Interest Rate Strategy Fund, the Advisor will receive research services from American Independence Financial Services LLC ("AIFS"), AIFS is located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and serves as research provider for the Fund. AIFS began operations in March 2006, and manages funds and separately managed accounts in domestic fixed incomes, municipal bonds, international bonds, domestic equities, international equities, and market-neutral equities.

A discussion regarding the basis for the Board's May 2010 approval of the Funds' investment advisory agreement is available in the September 30, 2010 Semi-Annual Report to Shareholders, which covers the period April 1, 2010 to September 30, 2010.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment and Specialty Funds, which include the Funds. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manage - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

SHAREHOLDER INFORMATION

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

     Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders

     The Funds calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex|SGI web site - www.rydex-sgi.com.

     If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which a Fund calculates NAV. The Advisor will regularly value the Event Driven and Distressed Strategies Fund's, Alternative Strategies Fund's, and Long Short Equity Strategy Fund's investments in structured notes and swap agreements at fair value and other investments at market prices.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     More information about the valuation of the Funds' holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

SHORT DIVIDEND EXPENSE - "Short Dividend Expense" occurs because the Fund short-sell equity securities to gain the inverse exposure necessary to meet their respective investment objectives. Each Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

BUYING, SELLING AND EXCHANGING FUND SHARES

Institutional Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

If you are an eligible investor, you will need to open a Rydex|SGI shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex|SGI Client Services at
800.820.0888 or 301.296.5406. For more information on opening an account, call Rydex|SGI Client Services at 800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                  PROSPECTUS 29


METHOD                             CUT-OFF TIME
------                             ------------
By Financial Intermediary   4:00 pm or earlier close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Funds calculate NAV earlier than normal, as described below, Rydex|SGI reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex|SGI reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex|SGI receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

You may submit purchase orders through your financial intermediary. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Rydex|SGI reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex|SGI's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

You may buy shares and send your purchase proceeds by any of the following methods:

                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Complete the account application that        Complete the Rydex|SGI investment slip
                            corresponds to the type of account you are   included with your quarterly statement or
                            opening.                                     send written purchase instructions that
                                                                         include:
                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI
                                 FUND(S) YOU WANT TO PURCHASE.           -    YOUR NAME

                            -    MAKE SURE YOUR INVESTMENT MEETS THE     -    YOUR SHAREHOLDER ACCOUNT NUMBER
                                 ACCOUNT MINIMUM.
                                                                         -    THE RYDEX|SGI FUND(S) YOU WANT TO
                                                                              PURCHASE.

BY MAIL                                              Make your check payable to RYDEX|SGI.

IRA AND OTHER RETIREMENT              Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.            Include the name of the Rydex|SGI Fund(s) you want to purchase on your check.

                            IF YOU DO NOT SPECIFY WHICH RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
CALL RYDEX|SGI CLIENT        BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
SERVICES TO REQUEST A                                        SEPARATE PROSPECTUS.
RETIREMENT ACCOUNT
INVESTOR APPLICATION KIT.       Mail your application and check to:        Mail your written purchase instructions
                                                                                        and check to:

                                                               MAILING ADDRESSES:

                                          STANDARD DELIVERY                          OVERNIGHT DELIVERY

                                              Rydex|SGI                                   Rydex|SGI
                                           Attn: Ops. Dept.                           Attn: Ops. Dept.
                                           P.O. Box 758567                            200 SW 6th Street
                                        Topeka, KS 66675-8567                       Topeka, KS 66603-3704

                                  PROSPECTUS 31


                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then       Be sure to designate in your wire
                            call Rydex|SGI to obtain your account        instructions the Rydex|SGI Fund(s) you
                            number.                                      want to purchase.

                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI
                                 FUND(S) YOU WANT TO PURCHASE.

                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

                            To ensure "same-day credit" (to get that Business Day's NAV) for your purchase order,
                            YOU SHOULD CALL RYDEX|SGI CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR
                            TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX|SGI FUND(S) YOU ARE PURCHASING:

BY WIRE                     -    Account Number

RYDEX|SGI                   -    Fund Name
CLIENT SERVICES
PHONE NUMBER:               -    Amount of Wire
800.820.0888
OR                          -    Fed Wire Reference Number (upon request)
301.296.5406
                            You will receive a confirmation number to verify that your purchase order has been accepted.

                            IF YOU DO NOT NOTIFY RYDEX|SGI CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE
                            ORDER MAY NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                            WIRE INSTRUCTIONS:

                            U.S. Bank
                            Cincinnati, OH
                            Routing Number: 0420-00013
                            For Account of: Rydex|SGI
                            Account Number: 48038-9030
                            [Your Name]
                            [Your shareholder account number]

                            IF YOU DO NOT SPECIFY THE RYDEX|SGI FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                            BE CREDITED TO THE RYDEX|SGI U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                            SEPARATE PROSPECTUS.

                                         INITIAL PURCHASE                           SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                            call Rydex|SGI to obtain your account num-   A MINIMUM OF $20. To make a subsequent
                            ber. Be sure to complete the "Electronic     purchase send written purchase
                            Investing via ("ACH")" section. Then, fax    instructions that include:
                            it to Rydex|SGI (ONLY Individual, Joint
BY ACH (FAX)                and UGMA/UTMA accounts may be opened by      -    YOUR NAME
                            fax).
RYDEX|SGI FAX NUMBER:                                                    -    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                -    MAKE SURE TO INCLUDE A LETTER OF
                                 INSTRUCTION REQUESTING THAT WE          -    THE RYDEX|SGI FUND(S) YOU WANT TO
                                 PROCESS YOUR PURCHASE BY ACH.                PURCHASE

                            -    MAKE SURE TO DESIGNATE THE RYDEX|SGI    -    ACH BANK INFORMATION (IF NOT ON
                                 FUND(S) YOU WANT TO PURCHASE.                RECORD)

                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

BY ACH
(INTERNET)                            Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com

CANCELLED PURCHASE ORDERS

Rydex|SGI will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex|SGI) does not receive your wire transfer

     -    if the transfer agent (Rydex|SGI) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send redemption orders to Rydex|SGI by:

  MAIL               STANDARD DELIVERY                 OVERNIGHT DELIVERY

                         Rydex|SGI                          Rydex|SGI
                     Attn: Ops. Dept.                   Attn: Ops. Dept.
                      P.O. Box 758567                   200 SW 6th Street
                   Topeka, KS 66675-8567              Topeka, KS 66603-3704

  FAX       301.296.5103
            If you send your redemption order by fax, you must call Rydex|SGI
            Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

                                  PROSPECTUS 33


DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PURCHASES WILL BE ON HOLD FOR 10 BUSINESS DAYS BEFORE A PAYMENT OF REDEMPTION PROCEEDS MAY BE MADE.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

Because of the administrative expense of servicing small accounts, the Funds reserve the right to redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex|SGI Fund and use the proceeds from that sale to purchase shares of another Rydex|SGI Fund. Investors may make exchanges on any Business Day of Institutional Class Shares of any Rydex Fund for Institutional Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Rydex|SGI Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex|SGI Fund you are exchanging out of or the Rydex|SGI Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex|SGI Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex|SGI directly. The Funds also offer you the option to send exchange requests to Rydex|SGI by:

  MAIL               STANDARD DELIVERY                  OVERNIGHT DELIVERY

                         Rydex|SGI                           Rydex|SGI
                     Attn: Ops. Dept.                    Attn: Ops. Dept.
                      P.O. Box 758567                    200 SW 6th Street
                   Topeka, KS 66675-8567               Topeka, KS 66603-3704

   FAX      301.296.5101
            If you send your exchange request by fax, you must call Rydex|SGI
            Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406

 INTERNET   Follow the directions on the Rydex|SGI web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex|SGI written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

EXCHANGES WITH OTHER RYDEX|SGI FUNDS

On any Business Day, investors may make exchanges of Institutional Class Shares of the Funds for Institutional Class Shares of any Rydex Series Fund not offered in this Prospectus. WHILE MOST RYDEX SERIES FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, THE FUNDS DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX|SGI FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX|SGI FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex|SGI Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex|SGI web site at www.rydex-sgi.com.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex|SGI provides accounts for U.S. citizens and resident aliens. We will not open a new account for any nonresident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex|SGI Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the

                                  PROSPECTUS 35


Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex|SGI web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex|SGI Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex|SGI by telephone or access our internet site. Rydex|SGI and its affiliates will not be liable for any losses resulting from a cause over which Rydex|SGI or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex|SGI by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex|SGI web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX|SGI EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex|SGI Funds and your Rydex|SGI account anytime with the Rydex|SGI Express Line. This automated line gives you telephone access to Rydex|SGI Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex|SGI account.

SERVICE AND OTHER FEES

The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex|SGI reserves the right to add additional service fees at any time.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex|SGI Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. Each Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

                                  PROSPECTUS 37


RIGHTS RESERVED BY THE FUND

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex|SGI Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex|SGI Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex|SGI Fund's shares or the amount that any particular Rydex|SGI Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex|SGI Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income").

Certain ETNs, ETFs, and underlying funds in which a Fund may invest may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for a Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a regulated investment company.

If a Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Funds for more than one year. Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

     - The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex|SGI Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and

                                  PROSPECTUS 39


ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

INDEX PUBLISHERS INFORMATION

CREDIT SUISSE ALTERNATIVE CAPITAL, INC.

THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND (THE "RYDEX/SGI CREDIT SUISSE FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE ALTERNATIVE CAPITAL, INC. ("CREDIT SUISSE"). CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX/SGI CREDIT SUISSE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX/SGI CREDIT SUISSE FUNDS PARTICULARLY OR THE ABILITY OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX, CREDIT SUISSE LONG/SHORT EQUITY LIQUID INDEX, DOW JONES CREDIT SUISSE EVENT DRIVEN HEDGE FUND INDEX AND DOW JONES CREDIT SUISSE LONG/SHORT EQUITY HEDGE FUND INDEX (THE "CREDIT SUISSE INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. CREDIT SUISSE'S PUBLICATION OF THE CREDIT SUISSE INDICES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY CREDIT SUISSE AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE CREDIT SUISSE INDICES ARE BASED. CREDIT SUISSE'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF CREDIT SUISSE AND OF THE CREDIT SUISSE INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY CREDIT SUISSE WITHOUT REGARD TO THE TRUST OR THE RYDEX/SGI CREDIT SUISSE FUNDS. CREDIT SUISSE IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX/SGI CREDIT SUISSE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. CREDIT SUISSE RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE CREDIT SUISSE INDICES. CREDIT SUISSE HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX/SGI CREDIT SUISSE FUNDS.

CREDIT SUISSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX/SGI CREDIT SUISSE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

"CREDIT SUISSE EVENT DRIVEN LIQUID INDEX" AND "CREDIT SUISSE LONG/SHORT LIQUID INDEX " ARE TRADEMARKS OF CREDIT SUISSE ALTERNATIVE CAPITAL, INC. OR ONE OF ITS AFFILIATES (COLLECTIVELY, "CREDIT SUISSE"), AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND RYDEX INVESTMENTS.

THE INDEX IS THE EXCLUSIVE PROPERTY OF CREDIT SUISSE. NEITHER CREDIT SUISSE NOR ANY SERVICE PROVIDER SHALL BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR OR OMISSION IN THE INDEX OR THE CALCULATION THEREOF AND NEITHER CREDIT SUISSE NOR ANY SERVICE PROVIDER SHALL BE UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

NEITHER CREDIT SUISSE NOR ITS INDEX SERVICE PROVIDER HAS ANY OBLIGATION TO TAKE THE NEEDS OF ANY PERSON INTO CONSIDERATION IN COMPOSING, MODIFYING, DETERMINING OR CALCULATING THE INDEX (OR CAUSING THE INDEX TO BE CALCULATED). CREDIT SUISSE MAY MODIFY THE INDEX IN ITS SOLE DISCRETION AT ANY TIME WITHOUT THE OBLIGATION TO NOTIFY ANY PARTY.

CREDIT SUISSE HAS NOT PUBLISHED OR APPROVED THIS DOCUMENT AND ACCEPTS NO RESPONSIBILITY FOR ITS CONTENTS OR USE. CREDIT SUISSE IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND TO BE ISSUED, SOLD, PURCHASED, WRITTEN OR ENTERED INTO BY LICENSEE OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND ARE TO BE CONVERTED INTO CASH. CREDIT SUISSE HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND THE LONG SHORT EQUITY STRATEGY FUND.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

RYDEX|SGI FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("BOFA MERRILL LYNCH") NOR ANY OF ITS AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTIES (COLLECTIVELY, THE "BAML PARTIES") INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING THE MERRILL LYNCH FACTOR MODEL (THE "ML FACTOR MODEL") NOR ANY OF STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., STANDARD & POOR'S FINANCIAL SERVICES LLC, MSCI, INC. OR FRANK RUSSELL COMPANY OR ANY OF THE FOREGOING ENTITIES' AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTIES (COLLECTIVELY, THE "COMPONENT SPONSOR PARTIES") INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING THE APPLICABLE INDICES, BENCHMARKS OR PRICES THAT ARE COMPONENTS OF THE ML FACTOR MODEL (AS APPLICABLE, THE "COMPONENT SPONSOR INDICES"). NEITHER THE BAML PARTIES NOR THE COMPONENT SPONSOR PARTIES, AS APPLICABLE, HAVE PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX|SGI FUNDS, NOR DO THEY MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX|SGI FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN RYDEX|SGI FUNDS PARTICULARLY OR THE ABILITY OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES AND ANY DATA INCLUDED THEREIN TO TRACK GENERAL HEDGE FUND OR STOCK MARKET PERFORMANCE. THE BAML PARTIES' AND THE COMPONENT SPONSOR PARTIES' ONLY RELATIONSHIP TO RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS IS THE LICENSING BY BOFA MERRILL LYNCH OF CERTAIN TRADEMARKS AND TRADE NAMES OF BOFA MERRILL LYNCH AND OF THE ML FACTOR MODEL. EACH OF THE ML FACTOR MODEL, COMPONENT SPONSOR INDICES AND ANY DATA INCLUDED THEREIN IS DETERMINED, COMPOSED AND CALCULATED BY THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES WITHOUT REGARD TO RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS OR THE FUND SECURITIES. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE NO OBLIGATION TO TAKE THE NEEDS OF RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS OR THE OWNERS OF RYDEX|SGI FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ML FACTOR MODEL, COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF RYDEX|SGI FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH RYDEX|SGI FUNDS ARE TO BE CONVERTED INTO OR REDEEMED FOR CASH. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF RYDEX|SGI FUNDS.

ALTHOUGH THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE ML FACTOR MODEL AND THE COMPONENT SPONSOR INDICES, AS APPLICABLE, FROM SOURCES THEY CONSIDER RELIABLE, THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN AND THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS AND/OR RYDEX|SGI FUNDS, OWNERS OF THE RYDEX|SGI FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL, THE COMPONENT SPONSOR INDICES OR ANY DATA INCLUDED THEREIN. THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL, THE COMPONENT SPONSOR

                                  PROSPECTUS 41


INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BAML PARTIES AND THE COMPONENT SPONSOR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE ML FACTOR MODEL IS THE EXCLUSIVE PROPERTY OF, AND THE NAMES, SERVICE MARKS AND OTHER MARKS RELATED THERETO ARE SERVICE MARKS OR TRADEMARKS OF, MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE BY [LICENSEE AND/OR THE FUND]. THE COMPONENT SPONSOR INDICES ARE THE EXCLUSIVE PROPERTY OF, AND THE NAMES, SERVICE MARKS AND OTHER MARKS RELATED THERETO ARE SERVICE MARKS OR TRADEMARKS OF, STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. AND STANDARD & POOR'S FINANCIAL SERVICES LLC, MSCI, INC. OR FRANK RUSSELL COMPANY OR ANY OF THEIR RESPECTIVE AFFILIATES, AS APPLICABLE, AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY BOFA MERRILL LYNCH.

NO PURCHASER, SELLER OR HOLDER OF THE RYDEX|SGI FUNDS OR INTEREST IN THE RYDEX|SGI FUNDS, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY TRADE NAME, TRADEMARK OR SERVICE MARK OF THE COMPONENT SPONSOR PARTIES, TO SPONSOR, ENDORSE, MARKET OR PROMOTE THE RYDEX|SGI FUNDS WITHOUT FIRST CONTACTING THE RELEVANT COMPONENT SPONSOR PARTY TO DETERMINE WHETHER ITS PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH A COMPONENT SPONSOR PARTY WITHOUT THE PRIOR WRITTEN PERMISSION OF THAT COMPONENT SPONSOR PARTY."

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED JUNE 30, 2010. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR. YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING
800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                  PROSPECTUS 43


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(RYDEX|SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)
9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEX-SGI.COM
REALI-1-0610x0811

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                                WWW.RYDEX-SGI.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares, C-Class Shares, and I-Class Shares of the series listed below (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

                   EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
                           ALTERNATIVE STRATEGIES FUND
                         LONG SHORT EQUITY STRATEGY FUND
                     LONG SHORT INTEREST RATE STRATEGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the H-Class Shares, A-Class Shares, C-Class Shares, and I-Class Shares dated June 30, 2010 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended December 31, 2009 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                      The date of this SAI is June 30, 2010

GENERAL INFORMATION ABOUT THE TRUST..........................................    3
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.............................    3
MORE INFORMATION ABOUT THE BENCHMARKS........................................   24
SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED INVESTMENT STRATEGIES..   35
INVESTMENT RESTRICTIONS......................................................   36
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................   38
MANAGEMENT OF THE TRUST......................................................   40
PRINCIPAL HOLDERS OF SECURITIES..............................................   59
DETERMINATION OF NET ASSET VALUE.............................................   59
PURCHASE AND REDEMPTION OF SHARES............................................   60
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS..............   61
DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................   65
OTHER INFORMATION............................................................   70
INDEX PUBLISHERS INFORMATION.................................................   72
COUNSEL......................................................................   73
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................   73
CUSTODIAN....................................................................   73
APPENDIX A - DESCRIPTION OF RATINGS..........................................   A-1
APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES..........   B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty-nine (59) separate funds that issue a combination of Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares, I-Class Shares and/or Y-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING

While the Funds do not intend to do so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. If the Funds' borrowing practices materially change, the Funds' prospectus will be modified accordingly, and the Funds' shareholders will be notified. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Each Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (I.E. transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund's total assets in connection with any borrowing.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. Each Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

     - GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Funds' assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Funds' NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Each Fund may engage in currency hedging. In addition, although the Funds do not currently expect to engage in currency hedging, each Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

The Funds may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund each may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. Each Fund may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. None of the Funds is required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

The Funds do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, each Fund either may sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If either Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

EQUITY SECURITIES

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Each Fund may invest in the types of equity securities described in more detail below.

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

- WARRANTS. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, a Fund may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. Each Fund, however, reserves the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

FIXED INCOME SECURITIES

Each Fund may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

- DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. Each Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Event Driven and Distressed Strategies Fund and Alternative Strategies Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Fund's Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Event Driven and Distressed Strategies Fund and Alternative Strategies Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

FOREIGN ISSUERS

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund may invest in issuers located outside the United States directly, or in financial instruments, such as structured notes or American Depositary Receipts ("ADRs"), that are indirectly linked to the performance of foreign issuers. In addition, the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund may invest in issuers located outside the United States through ADRs, Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects the Fund from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Each Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the U.S. Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

HYBRID INSTRUMENTS

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund each may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. Each Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund each bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps each of the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund are also subject to the credit risk of the corporate credit instruments underlying the credit default swaps. If one of the underlying corporate credit instruments defaults, the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund may receive the security or credit instrument that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the

Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and
(G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Internal Revenue Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Neither Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

Each Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If a Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's Advisor and the other expenses that each Fund bears directly in connection with its own operations.

PORTFOLIO TURNOVER

In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. A Fund's investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that a Fund uses derivatives, they generally will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. To the extent portfolio turnover is attributable to frequent redemptions, the redemption fees charged on such frequent redemptions and collected by the Funds will offset the transaction costs associated with such portfolio turnover.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, exercising the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. A Fund's investments in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. Each Fund will establish a segregated account with the Trust's custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. While there is no limit on the percentage of Fund assets that may be used in connection with reverse repurchase agreements, each Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets.

SHORT SALES

Each Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. While the Funds do not intend to do so to a significant extent, each Fund may use the proceeds from a short sale to purchase securities.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Each Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

A number of factors may contribute to a Fund's tracking error. For example, the following factors may affect the ability of the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund to correspond to the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in its underlying index and/or securities not included in the underlying index being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. However, each of the Event Driven and Distressed Strategies Fund's, Alternative Strategies Fund's, and Long Short Equity Strategy Fund's performance attempts to correlate highly with the movement in its underlying index over time.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. In addition, each Fund may also enter into short transactions on U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for

Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Long Short Interest Rate Strategy Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

MORE INFORMATION ABOUT THE BENCHMARKS

CREDIT SUISSE EVENT DRIVEN LIQUID INDEX

INDEX DESCRIPTION. The Credit Suisse Event Driven Liquid Index (the "Index") was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the "Index Sponsor"). The level of the Index reflects the return of a dynamic basket of various market measures (the "Market Factors"), each described below. THE INDEX IS NOT A MANAGED HEDGE FUND AND DOES NOT TRACK THE PERFORMANCE OF ANY SPECIFIC HEDGE FUND OR GROUP OF HEDGE FUNDS. Instead, the Index is designed to correlate to the historical performance of the universe of event driven hedge funds, as represented by the Dow Jones Credit Suisse Event Driven Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors. The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe. The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

INDEX CALCULATION. The Index essentially tracks the following:

     (i) Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

     (ii) Hypothetical borrowings to the extent the Index's exposure to Market Factors is leveraged and related negative accruals; and

     (iii) Certain charges and fees.

The level of the Index at the close of any Index Business Day (the "Index Level") is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, PLUS
(ii) the Cash Level (as defined below) as of the applicable Index Business Day, PLUS (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, MINUS (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, MINUS
(v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date "r", the term "Factor Shares" means the product of (i) the Index Level on the business day on which the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) ("Posting Date") and (ii) the quotient of the Factor Weight as established on the Posting Date DIVIDED BY the Factor Level on the Posting Date. Expressed as a formula, the Factor Shares equal:

                          FS(mr) = V(p) x FW(mp)/FL(mp)

where,

V(p) = the Index Level on the Posting Date (such date, "p");

FW(mp) = the Factor Weight of each Market Factor "m", as determined below under the caption "Iterative Regression Process", on p (the Posting Date); and

the "Factor Level", or "FL(mp)", equals the level of the relevant Market Factor "m" published by the relevant Factor Publisher (as defined below) on p (the Posting Date). In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The "Cash Level" on any Rebalancing Date, or "CL(r)", equals (i) the Index Level on the Rebalancing Date MINUS (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CL(r) = V(r) - (Sigma)(FS(mr) x FL(mr))

where,

V(r) = the Index Level on the Rebalancing Date, "r"; and

FL(mr) = the Factor Level of each Factor "m" on "r" (the Rebalancing Date).

The "Cash Level" on any Index Business Day "t" that is not a Rebalancing Date, or "CL(t)", equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, MULTIPLIED BY (B) the Cash Rate, expressed as a decimal, MULTIPLIED BY the number of calendar days elapsed since the previous Rebalancing Date divided by 360. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CL(t) = CL(r) + ((CL(r) - SP(r))CR(r) x d(t-r)/360)

where,

SP(r) = the "Short Proceeds" on Rebalancing Date "r", such that
SP(r) = -(Sigma)min(FS(mr), 0) x FL(mr)

d(t-r) = the number of calendar days elapsed from the last Rebalancing Date "r" to the current Index Business Day "t"; and

CR(r) = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading "Federal funds (effective)", as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading "EFFECT"). This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day "t", the "Factor Dividend", or "FD(mr), (t-r)", is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor "m" other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non-zero Factor Weight from the Rebalancing Date "r" to the current Index Business Date "t".

On any Index Business Day "t", the "Accrued Holding Rate", or "AHRT(HR), (t-r)", equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360. Expressed as a formula, the Accrual Holding Rate equals:

AHRT(HR), (t-r) = V(r) x (HR(r)(quarterly) x d(t-r)/360)

where,

HR(r)(quarterly) = the "Holding Rate", which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (I.E., "quarterly") by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative. The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee. The Holding Rate is currently 0.40%.

On any Index Business Day "t", the "Accrued Index Adjustment Factor", or "AIAF(IAF), (t-r)", equals the accrued Index Adjustment Factor from the previous Rebalancing Date "r" to the current Index Business Day "t" (based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day's Index Level. Expressed as a formula, the Accrued Index Adjustment Factor equals:

                                    (FORMULA)

where,

d(i) = the number of days elapsed from the previous Index Business Day "t-1" to the current Index Business Day "t";

rs = the Index Business Day after the Rebalancing Date "r"; and

d(t-r) = the number of calendar days elapsed from the last Rebalancing Date "r" to the current Index Business Day "t".

The "Index Adjustment Factor" or "IAF(r)" is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

REBALANCING. The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Event Driven Hedge Fund Index (each such date, a "Rebalancing Date"), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the [Index Committee] shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event. In the case of a staggered rebalancing as described in (ii) above, the [Index Committee] shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the [Index Committee] deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index). On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed.[1] The official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Event Driven Hedge Fund Index. Using the immediately preceding 12 months of returns for each Market Factor and the Dow Jones Credit Suisse Event Driven Hedge Fund Index, the Index Sponsor successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

The Market Factors currently include the following liquid, investable market measures:

     - Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000 index Representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

     - Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The index is valued daily and is constructed using objective and transparent rules-based methodology.

     - iBoxx Liquid High Yield Bond Index tracks a basket of the most liquid high yield corporate bonds.

----------
[1]  To be reviewed by CS.

     - CDX Credit Basket tracks the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every 6 months and is intended to represent selling protection in the high yield debt universe.

     - Credit Suisse Merger Arbitrage Liquid Index aims to gain broad exposure to the merger arbitrage strategy using a pre-defined quantitative methodology to invest in a liquid, diversified and broadly representative set of announced American and Western European merger deals in accordance with the index rules including certain liquidity and investability criteria. The index is valued daily and is constructed using objective and transparent rules-based methodology.

     - Credit Suisse Illiquidity Premium Liquid Index uses a quantitative methodology to combine liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities. The index is valued daily and is constructed using objective and transparent rules-based methodology.

Quantitative methods are used to compensate for auto-correlation in returns. The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date. A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor. Only the CDX Credit Basket may be assigned a negative Factor Weight. A Factor Weight of zero indicates that such Market Factor is not included in the Index. As a final step, the Factor Weights as an estimation portfolio are passed through a volatility filter to decrease the risk if necessary to approximately that of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The Index was established on December 31, 2009.

INDEX AVAILABILITY. The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol "CSLABLN" (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day. An "Index Business Day" is any day that the financial markets are generally open for trading in New York City.

MERRILL LYNCH FACTOR MODEL

INDEX DESCRIPTION The Model is a model established by Merrill Lynch International, as model sponsor (the "Model Sponsor"). The value of the Model changes based on the weighted performance of the S&P 500 Total Return Index, EUR-USD Spot Exchange Rate, MSCI EAFE US Dollar Net Total Return Index, MSCI Emerging Markets Free US Dollar Net Total Return Index, Russell 2000 Total Return Index and one-month USD LIBOR (each, a "Model Factor"), each described in the section entitled "The Model Factors". THE MODEL IS NOT A MANAGED HEDGE FUND AND DOES NOT TRACK THE PERFORMANCE OF ANY HEDGE FUND OR GROUP OF HEDGE FUNDS. Instead, the Model is designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds comprising the HFRI Composite Index that may be correlated to and replicated by non-hedge fund, transparent market measures such as the Model Factors. Weightings with respect to all but one of the Model Factors may be negative.

INDEX CALCULATION. The Model Sponsor will implement the Model Factor weights (each rounded to the nearest one thousandth) monthly on the second Model Calculation Day (the "Model Rebalancing Day") immediately succeeding the date on which HFRI publishes the "End Update" for the HFRI Composite Index performance for a given month (the "Publication Date"). The End Update is the third published value for the HFRI Composite Index performance for a given month, the first update being the "Flash

Update" (typically published five business days after the end of the relevant month) and the second update being the "Mid Update" (typically published 15 calendar days after the end of the relevant month). The "End Update" for a given month is typically published by HFRI on the first Model Calculation Day of the second month immediately following the month for which performance is being measured. If, however, the End Update has not been published by HFRI by 11:00 a.m., New York City time, on the second Model Calculation Day of the relevant month, then the Mid Update is used in place of the End Update in the regression model used to calculate the new Model Factor weights for that month.

The Model Sponsor will determine the weights for the Model Factors other than one-month USD LIBOR using the linear regression model described below that analyzes the relationship between monthly changes in the HFRI Composite Index, reduced by one-month USD LIBOR (as so reduced, the "adjusted HFRI Composite Index"), and corresponding monthly changes in the level of each Model Factor other than one-month USD LIBOR, in each case, with the exception of the EUR-USD Spot Exchange Rate, also reduced by One-Month USD LIBOR (each an "adjusted Model Factor"). The monthly changes analyzed in the linear regression model for each Model rebalancing span 24 consecutive months, ending with the month for which the most recent HFRI Composite Index monthly return is available (the "Observation Period"). This month is expected to be the second month immediately preceding the applicable Model Rebalancing Day.

By performing a regression analysis over an Observation Period, values for Model Factor weights 1 through 5 can be obtained that will, subject to the parameters described in the next paragraph, produce the highest correlation between the changes in the adjusted HFRI Composite Index values for the 24 monthly subperiods of such Observation Period and the corresponding changes in the five Model Factor values. The weight for the One-Month USD LIBOR Model Factor will be equal to one minus the sum of the weights for the other Model Factors (other than the weight for the EUR-USD Spot Exchange Rate).

The weight of each Model Factor other than One-Month USD LIBOR must have a value equal to or greater than -100% and not more than 100%, except that: (i) the Model Factor weight for the MSCI Emerging Markets Free US Dollar Net Total Return Index must be equal to or greater than 0% and (ii) the Model Factor weight for the Russell 2000 Total Return Index must be equal to or greater than -30%. In the event that the weighting of one or more Model Factors is limited on any Model Rebalancing Day by these minimum and maximum value constraints, the other Model Factor weights will be computed in the regression model as if no constraints had been imposed. Any negative Model Factor weight will have the same effect on the Model Value as if a short position had been created in the applicable Model Factor for such period. In the event that the sum of the Model Factor weights other than that of One-Month USD LIBOR exceeds 100%, the exposure of the Notes to the Model Factors will be hypothetically leveraged.

On each Model Rebalancing Date, a constant is included in the statistical model employed by the Model Sponsor. This constant will be used solely to determine the Model Factor weights and will not be used for the purposes of computing the daily Model closing value.

     - "Model Calculation Day" means a day which is both a Business Day and an Exchange Business Day.

     - "Business Day" means any day other than a Saturday or Sunday that is not a day on which banking institutions in The City of New York are authorized or required by law, regulation or executive order to close and is a day on which those banks are open for dealing in foreign exchange and foreign currency deposits.

     - "Exchange Business Day" means any day upon which all the relevant Exchanges and Related Exchanges are open for trading during their respective regular trading sessions notwithstanding such Exchanges or Related Exchanges closing prior to their scheduled weekday closing time; PROVIDED THAT, in the event that any relevant Exchange or Related Exchange is closed for trading, the Model Sponsor may exclude such Exchange or Related Exchange for the purposes of this definition of Exchange Business Day.

     - "Exchange" means, in respect of each Model Factor comprising the Model, any stock exchange on which a Model Security that is part of that Model Factor is traded and/or any successor stock exchange or trading system on which that Model Security is traded. In the event that a Model Security is listed on more than one exchange or quotation system, the Model Sponsor shall select an exchange or quotation system.

     - "Model Security" means any security traded on an Exchange or a Related Exchange and constituting a Model Factor.

     - "Related Exchange" means, in respect of a Model Security, each exchange, quotation or market system on which options contracts and futures contracts relating to such Model Security are traded, any successor to such exchange, quotation or market system or any substitute exchange, quotation or market system to which trading in futures or options contracts relating to the Model has temporarily relocated; provided that the Model Sponsor has determined that there is comparable liquidity relative to the futures or options contracts relating to the Model Security on such temporary substitute exchange, quotation or market system as on the original Related Exchange.

DAILY MODEL CLOSING VALUE. In order to compute the daily Model closing value as of a Model Calculation Day, the Model Calculator will compute the total return on each individual Model Factor for all Model Factors since the most recent Model Rebalancing Day as of such Model Calculation Day (the "Accumulated Model Factor Total Return" or "AMFTR") in accordance with a proprietary formula. The daily Model closing value is calculated and reported on the Bloomberg and on Reuters websites (and may be reported on any successor page at the sole and absolute discretion of the Model Sponsor) on or prior to the opening of business on the immediately succeeding Model Calculation Day. In addition, the Model Sponsor maintains a website at http://gmi.ml.com/factormodel that displays the daily Model closing values, the weightings of each Model Factor, and the correlation between the Model and the HFRI Composite Index. These Model closing values will not incorporate the Model Adjustment Factor that is used in calculating your return on the Notes. This website includes reference to the web addresses of each of the specific Model Factors where you can find additional information regarding the Model Factors.

The daily Model closing value will in no event be less than zero. If on any Model Calculation Day the daily Model closing value is equal to zero, the daily Model closing value from that time forward will be equal to zero and the Model Sponsor will cease to adjust Model Factor weights on future Model Rebalancing Dates.

If on any Model Calculation Day, there is a Market Disruption Event with respect to any of the Model Factors, the next Model Calculation Day will be the next succeeding Exchange Business Day on which there is no Market Disruption Event; PROVIDED that if a Market Disruption Event has occurred on each of the two succeeding Exchange Business Days, then (i) such second succeeding Exchange Business Day will be deemed to be the relevant Model Calculation Day for the Model notwithstanding the occurrence of a Market Disruption Event on such day and (ii) with respect to any such second succeeding Exchange Business Day on which a Market Disruption Event occurs, the value of the disrupted Model Factor(s) on such second succeeding Model Business Day will be the mean, as determined by the Model Sponsor, of the values of the disrupted Model Factor(s) on such trading day obtained from recognized dealers in instruments related to such Model Factor(s) and the component securities of such Model Factor(s) selected by the Model Sponsor (which may not exceed three). Bids of the Model Sponsor or any of its affiliates may be included in the calculation of such mean, but only to the extent that any such bid is the highest of the bids obtained.

For the purposes of the calculations of the daily Model closing values, the one-month USD LIBOR Model Factor shall be the most recently published value of one-month USD LIBOR as of 4:00 A.M. in the city of New York on the immediately preceding Model Rebalancing Day. For more information on how one-month USD LIBOR rates are determined and published, see "The Model Factors - One-Month USD LIBOR". The one-month Euribor shall be the most recently published value of one-month EURIBOR as of 4:00 a.m. in the city of New York on the immediately preceding Model Rebalancing Day.

In the event of a discontinuation of the publication of the HFRI Composite Index, the Model Factor weights will be fixed at their last rebalanced levels if a successor to the HFRI Composite Index is not selected.

     - "Market Disruption Event" means the occurrence or existence of (i) the failure of the applicable Factor Publisher (as defined below) to publish a closing level for a Model Factor as of the applicable Valuation Time or (ii) an Exchange Disruption which the Model Sponsor determines is material at any time during the one-hour period that ends at the relevant Valuation Time or for any period of more than two hours during the relevant trading day. For the avoidance of doubt, a Market Disruption Event may occur with respect to any of the Model Factors other than one-month USD LIBOR.

     - "Exchange Disruption" means any event that disrupts or impairs (as determined by the Model Sponsor) the ability of market participants in general (i) to effect transactions in, or obtain market values for, any Model Securities, or (ii) to effect transactions in, or obtain market values for, futures or options contracts relating to a Model Security on any relevant Related Exchange.

     - "Valuation Time" means, in respect of each Model Factor, (i) the scheduled time for the publication by the Model Sponsor of the closing level of a Model Factor or (ii), in the case of an Exchange Disruption, the close of trading on the relevant Exchange on which a Model Security is traded.

REBALANCING. The weights of the Model Factors are adjusted monthly pursuant to a formula that is intended to assign weights that, had they been assigned at the beginning of a 24-month look-back period, would have resulted in the highest correlation during such period between the monthly changes in the Model Factor levels and the monthly changes in the level of the HFRI Fund Weighted Composite Index ("HFRI Composite Index") published by Hedge Fund Research, Inc. ("HFRI"), subject to certain parameters, as more fully described below under "-- Computation of the Model Factor Weights".

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. January 3, 2003.

INDEX AVAILABILITY. The daily Model closing value is calculated and reported on the Bloomberg Reuters websites (and may be reported on any successor page at the sole and absolute discretion of the Model Sponsor) on or prior to the opening of business on the immediately succeeding Model Calculation Day. In addition, the Model Sponsor maintains a website at http://gmi.ml.com/factormodel that displays the daily Model closing values, the weightings of each Model Factor, and the correlation between the Model and the HFRI Composite Index.

CREDIT SUISSE LONG/SHORT LIQUID INDEX

INDEX DESCRIPTION. The Credit Suisse Long/Short Liquid Index (the "Index") was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the "Index Sponsor"). The level of the Index reflects the return of a dynamic basket of various market measures (the "Market Factors"), each described below. THE INDEX IS NOT A MANAGED HEDGE FUND AND DOES NOT TRACK THE PERFORMANCE OF ANY SPECIFIC HEDGE FUND OR GROUP OF HEDGE FUNDS. Instead, the Index is designed to correlate to the historical performance of the universe of long short equity hedge funds, as represented by the Dow Jones Credit Suisse Long/Short

Equity Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors. The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe. The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

INDEX CALCULATION. The Index essentially tracks the following:

     (i) Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

     (ii) Hypothetical borrowings to the extent the Index's exposure to Market Factors is leveraged and related negative accruals; and

     (iii) Certain charges and fees.

The level of the Index at the close of any Index Business Day (the "Index Level") is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, PLUS
(ii) the Cash Level (as defined below) as of the applicable Index Business Day, PLUS (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, MINUS (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, MINUS
(v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date "r", the term "Factor Shares" means the product of (i) the Index Level on the business day on which the Target Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) ("Posting Date") and (ii) the quotient of the Factor Weight as established on the Posting Date DIVIDED BY the Factor Level on the Posting Date. Expressed as a formula, the Factor Shares equal:

                          FS(mr) = V(p) x FW(mp)/FL(mp)

where,

V(p) = the Index Level on the Posting Date (such date, "p");

FW(mp) = the Factor Weight of each Market Factor "m", as determined below under the caption "Iterative Regression Process", on p (the Posting Date); and

the "Factor Level", or "FL(mp)", equals the level of the relevant Market Factor "m" published by the relevant Factor Publisher (as defined below) on p (the Posting Date). In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The "Cash Level" on any Rebalancing Date, or "CL(r)", equals (i) the Index Level on the Rebalancing Date MINUS (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CL(r) = V(r) - (Sigma)(FS(mr) x FL(mr))

where,

V(r) = the Index Level on the Rebalancing Date, "r"; and

FL(mr) = the Factor Level of each Factor "m" on "r" (the Rebalancing Date).

The "Cash Level" on any Index Business Day "t" that is not a Rebalancing Date, or "CLt", equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, MULTIPLIED BY (B) the Cash Rate, expressed as a decimal, MULTIPLIED BY the number of calendar days elapsed since the previous Rebalancing Date divided by 360. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CL(t) = CL(r) + ((CL(r) - SP(r))CR(r) x d(t-r)/360)

where,

SP(r) = the "Short Proceeds" on Rebalancing Date "r", such that
SP(r) = -(Sigma)min(FS(mr), 0) x FL(mr)

d(t-r) = the number of calendar days elapsed from the last Rebalancing Date "r" to the current Index Business Day "t"; and

CR(r) = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading "Federal funds (effective)", as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading "EFFECT"). This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day "t", the "Factor Dividend", or "FD(mr), (t-r)", is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor "m" other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non-zero Factor Weight from the Rebalancing Date "r" to the current Index Business Date "t".

On any Index Business Day "t", the "Accrued Holding Rate", or "AHRT(HR), (t-r)", equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360. Expressed as a formula, the Accrual Holding Rate equals:

AHRT(HR), (t-r) = V(r) x (HR)(r)(quarterly) x d(t-r)/360)

where,

HR(r)quarterly) = the "Holding Rate", which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (I.E., "quarterly") by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative. The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee. The Holding Rate is currently 0.40%.

On any Index Business Day "t", the "Accrued Index Adjustment Factor", or "AIAF(IAF), (t-r)", equals the accrued Index Adjustment Factor from the previous Rebalancing Date "r" to the current Index Business Day "t" (based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day's Index Level. Expressed as a formula, the Accrued Index Adjustment Factor equals:

                                    (FORMULA)

where,

d(i) = the number of days elapsed from the previous Index Business Day "t-1" to the current Index Business Day "t";

rs = the Index Business Day after the Rebalancing Date "r"; and

d(t-r) = the number of calendar days elapsed from the last Rebalancing Date "r" to the current Index Business Day "t".

The "Index Adjustment Factor" or "IAF(r)" is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

REBALANCING. The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index (each such date, a "Rebalancing Date"), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the [Index Committee] shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event. In the case of a staggered rebalancing as described in (ii) above, the [Index Committee] shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the [Index Committee] deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index). On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed.[1] The official publication

----------
[1] To be reviewed by CS.

date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to, a combination of "Base Factors," "Style Factors" and "Industry Factors," and their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. The Index Sponsor successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. At each stage, the algorithm is subject to a Bayesian Information Criterion (described below) that insures that only statistically significant Market Factors are included.

First, the Base Factor Weights are determined by regressing the performance of the Base Factors, which are intended to reflect broad market exposures, against the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index over a 12-month period. Then, Factor Weights are determined by regressing the performance of the Style Factors over a 12-month period, which are intended to approximate the returns from common dynamic trading strategies, against the portion of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index returns that are not explained by the previous regression. Then, the Base Factors' returns over a shorter six-month period are regressed against the portion of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index returns that are not explained by the two previous regressions, which may cause the Base Factor Weights to be adjusted to reflect shorter term trends in the Base Factors that may affect the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. Finally, the Industry Sector Weights are determined by similarly regressing the returns of a number of Industry Sector Factors (as defined below), which reflect the performance of various industry sectors, over a six-month period, which may be included to reflect the impact of at most one industry sector over the preceding six months. The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date. A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor. A Factor Weight of zero indicates that such Market Factor is not included in the Index.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The Index was established on October 16, 2009.

INDEX AVAILABILITY. The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol "CSLABLN" (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day. The Factor Weights for each Market Factor, as well as the daily Index closing levels of, and correlations between, the Index and the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, will be available at http://www.credit-suisse.com/alternativebeta. An "Index Business Day" is any day that the financial markets are generally open for trading in New York City.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED INVESTMENT STRATEGIES

LEVERAGE. Each Fund regularly invests in financial instruments that give rise to leverage as part of its principal investment strategy. While the Funds may borrow for investment purposes, each derives its leveraged exposure primarily through the use of derivatives that give rise to leverage. Utilization of leverage involves special risks and should be considered speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Funds to pay interest, which would decrease the Funds' total returns to shareholders. If the Funds achieve their respective investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Funds not been leveraged.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

1. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction form time to time.

2. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.(1)

3. Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry(2); except that, to the extent the

----------
(1) Consistent with the 1940 Act and related SEC guidance, the Fund may lend its securities in excess of 33 1/3% of the value of its total assets, so long as any portfolio securities lent are fully collateralized.

(2) The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

     benchmark selected for a Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

8. Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to either Fund by the Board.

Each Fund may not:

1.   Invest in warrants.

2.   Invest in real estate limited partnerships.

3.   Invest in mineral leases.

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund (the Rydex Asset Allocation Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Statement of Additional Information dated August 1,
     2009).

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.   Invest in companies for the purpose of exercising control.

7.   Purchase securities on margin or effect short sales, except that a Fund may
     (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

In addition, the Long Short Interest Rate Strategy Fund may not:

10. Change its investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury-related securities and/or derivatives thereof without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies" and the non-fundamental limitation on illiquid securities described in paragraph 9 above, under the heading "Non-Fundamental Policies." With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of the illiquid instruments back within the limitations as soon as reasonably practicable.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority ("FINRA") (formerly, the National Association of Securities Dealers, Inc. or the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Funds' shares (the "Distributor"), for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. Because the Funds are new, they do not have any securities of "regular broker-dealers" to report.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust's other funds, some of which are not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Servicer. The Board is responsible for overseeing the Trust's service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, I.E., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Funds' service providers the importance of consistent and vigorous risk management.

The Board's role in risk management oversight begins before the inception of each fund, at which time the fund's primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund's operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust's Chief Compliance Officer and the fund's independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor's adherence to each Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund's investments, including, for example, portfolio holdings schedules and reports on the Advisor's use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund's investments in other investment companies, if any. The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from each Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor's Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust's valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust's independent registered public accounting firm reviews with the Audit Committee its audit of each Fund's financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund's investment management and business affairs are carried out by or through each Fund's Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's risk management oversight is subject to limitations.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an "independent Trustee." The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                           POSITION(S) HELD WITH                                              COMPLEX           OTHER
      NAME, ADDRESS         THE TRUST, TERM OF                                               OVERSEEN       DIRECTORSHIPS
       AND AGE OF          OFFICE AND LENGTH OF           PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        HELD BY
     TRUSTEE/OFFICER            TIME SERVED                 DURING PAST 5 YEARS              OFFICER**         TRUSTEE
-----------------------   ----------------------   --------------------------------------   -----------   -----------------
                                                    INTERESTED TRUSTEES*
Richard Goldman (49)      Trustee and President    PADCO ADVISORS, INC.:  Director and          167       Security Equity
                          from 2009 to present     Chief Executive Officer from January                   Fund (10);
                                                   2009 to present                                        Security Large
                                                                                                          Cap Value Fund
                                                   PADCO ADVISORS II, INC.:  Director                     (2); Security Mid
                                                   and Chief Executive Officer from                       Cap Growth Fund
                                                   January 2009 to present                                (1); Security
                                                                                                          Income Fund (2);
                                                   RYDEX DISTRIBUTORS, INC.:  President,                  SBL Fund (15)
                                                   Chief Executive Officer and Director
                                                   from January 2009 to present

                                                   RYDEX FUND SERVICES, INC.:  Director
                                                   from July 2009 to present

                                                   RYDEX HOLDINGS, LLC:  President and
                                                   Chief Executive Officer from January
                                                   2009 to present

                                                   SECURITY BENEFIT CORPORATION:  Senior
                                                   Vice President from March 2007 to
                                                   present

                                                   FIRST SECURITY BENEFIT LIFE AND
                                                   ANNUITY INSURANCE COMPANY OF NEW
                                                   YORK:  Director from September 2007
                                                   to present

                                                   SECURITY INVESTORS, LLC:  President
                                                   from August 2007 to present

                                                   SECURITY GLOBAL INVESTORS, LLC:
                                                   Manager and President from May 2007
                                                   to present

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                           POSITION(S) HELD WITH                                              COMPLEX           OTHER
      NAME, ADDRESS         THE TRUST, TERM OF                                               OVERSEEN       DIRECTORSHIPS
       AND AGE OF          OFFICE AND LENGTH OF           PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        HELD BY
     TRUSTEE/OFFICER            TIME SERVED                 DURING PAST 5 YEARS              OFFICER**         TRUSTEE
-----------------------   ----------------------   --------------------------------------   -----------   -----------------
                                                   SECURITY DISTRIBUTORS, INC.:
                                                   Director from August 2007 to 2009

                                                   R.M. GOLDMAN PARTNER, LLC:  Managing
                                                   Member from February 2006 to February
                                                   2007

                                                   FORSTMANNLEFF ASSOCIATES:  President
                                                   and Chief Executive Officer from
                                                   August 2003 to November 2005

                                                   INDEPENDENT TRUSTEES

Corey A. Colehour (64)    Trustee from 1993 to     Retired; President and Senior Vice           167       None
                          present; and Member of   President of Schield Management
                          the Audit and            Company (registered investment
                          Governance and           adviser) from 2003 to 2006
                          Nominating Committees
                          from 1995 to present.
J. Kenneth Dalton (69)    Trustee from 1995 to     Retired                                      167       Trustee of
                          present; Member of the                                                          Epiphany Funds
                          Governance and                                                                  (4) since 2009
                          Nominating Committee
                          from 1995 to present;
                          and Chairman of the
                          Audit Committee from
                          1997 to present.
John O. Demaret (70)      Trustee from 1997 to     Retired                                      167       None
                          present;
                          Chairman of the Board
                          from 2006 to present;
                          and Member of the
                          Audit and Governance
                          and Nominating
                          Committees from 1997
                          to present.
Werner E. Keller (69)     Trustee and Member of    Founder and President of Keller              167       None
                          the Audit and            Partners, LLC (registered investment
                          Governance and           adviser) from 2005 to present; and
                          Nominating Committees    Retired from 2001 to 2005
                          from 2005 to present.
Thomas F. Lydon (50)      Trustee and Member of    President of Global Trends                   167       Board of
                          the Audit and            Investments (registered investment                     Directors of US
                          Governance and           adviser) from 1996 to present                          Global Investors
                          Nominating Committees                                                           (GROW) (13) since
                          from 2005 to present.                                                           April 1995

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                           POSITION(S) HELD WITH                                              COMPLEX           OTHER
      NAME, ADDRESS         THE TRUST, TERM OF                                               OVERSEEN       DIRECTORSHIPS
       AND AGE OF          OFFICE AND LENGTH OF           PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        HELD BY
     TRUSTEE/OFFICER            TIME SERVED                 DURING PAST 5 YEARS              OFFICER**         TRUSTEE
-----------------------   ----------------------   --------------------------------------   -----------   -----------------
Patrick T. McCarville     Trustee from 1997 to     Chief Executive Officer of Par               167       None
(67)                      present; Chairman of     Industries, Inc., d/b/a Par Leasing
                          the Governance and       from 1977 to present
                          Nominating Committee
                          from 1997 to present;
                          and Member of the
                          Audit Committee from
                          1997 to present.
Roger Somers (65)         Trustee from 1993 to     Founder and Chief Executive Officer          167       None
                          present; and Member of   of Arrow Limousine from 1965 to
                          the Audit and            present
                          Governance and
                          Nominating Committees
                          from 1995 to present.
                                                         OFFICERS
Richard M. Goldman (49)   President from 2009 to   For Mr. Goldman's principal                  167       For other
                          present                  occupations for the past 5 years, see                  directorships
                                                   the information included above under                   held by Mr.
                                                   "Trustees"                                             Goldman, see the
                                                                                                          information
                                                                                                          included above
                                                                                                          under "Trustees"
Michael P. Byrum (39)     Vice President from      PADCO ADVISORS, INC.:  Director from         167       Not Applicable
                          1999 to present;         January 2008 to present; Chief
                          Trustee from 2005 to     Investment Officer from August 2006
                          2009                     to present; President from May 2004
                                                   to present; and Secretary from
                                                   December 2002 to present

                                                   PADCO ADVISORS II, INC.: Director
                                                   from February 2008 to present; Chief
                                                   Investment Officer from August 2006
                                                   to present; President from May 2004
                                                   to present; and Secretary from
                                                   December 2002 to present

                                                   RYDEX CAPITAL PARTNERS I, LLC:
                                                   President and Secretary from October
                                                   2003 to April 2007  (this entity no
                                                   longer exists)

                                                   RYDEX CAPITAL PARTNERS II, LLC:
                                                   President and Secretary from October
                                                   2003 to April 2007 (this entity no
                                                   longer exists)

                                                   RYDEX FUND SERVICES, INC.:  Director
                                                   from July 2009 to present;  Secretary
                                                   from December 2002 to present; and
                                                   Executive Vice President from
                                                   December 2002 to August 2006

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                           POSITION(S) HELD WITH                                              COMPLEX           OTHER
      NAME, ADDRESS         THE TRUST, TERM OF                                               OVERSEEN       DIRECTORSHIPS
       AND AGE OF          OFFICE AND LENGTH OF           PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        HELD BY
     TRUSTEE/OFFICER            TIME SERVED                 DURING PAST 5 YEARS              OFFICER**         TRUSTEE
-----------------------   ----------------------   --------------------------------------   -----------   -----------------
                                                   RYDEX HOLDINGS, INC.:  Secretary from
                                                   December 2005 to January 2008; and
                                                   Executive Vice President from
                                                   December 2005 to August 2006 (entity
                                                   merged into Rydex Holdings, LLC)

                                                   ADVISOR RESEARCH CENTER, INC.:
                                                   Secretary from May 2006 to present;
                                                   and Executive Vice President from May
                                                   2006 to August 2006

                                                   RYDEX SPECIALIZED PRODUCTS, LLC:
                                                   Manager from September 2005 to
                                                   present; and Secretary from September
                                                   2005 to June 2008

                                                   RYDEX HOLDINGS, LLC:  Chief
                                                   Investment Officer from January 2008
                                                   to present

                                                   RYDEX DISTRIBUTORS, INC.: Vice
                                                   President from October 2009 to present

Nick Bonos (46)           Vice President and       PADCO ADVISORS, INC.:  Senior Vice           167       Not Applicable
                          Treasurer from 2003 to   President of Fund Services of PADCO
                          present.                 Advisors, Inc. from August 2006 to
                                                   present

                                                   RYDEX FUND SERVICES, INC.: Chief
                                                   Executive Officer and President from
                                                   January 2009 to present; Director
                                                   from February 2009 to July 2009; and
                                                   Senior Vice President from December
                                                   2003 to August 2006

                                                   RYDEX SPECIALIZED PRODUCTS, LLC:
                                                   Manager from September 2005 to
                                                   present; Chief Executive Officer from
                                                   May 2009 to present; and Chief
                                                   Financial Officer from September 2005
                                                   to May 2009

Joanna M. Haigney (43)    Chief Compliance         PADCO ADVISORS, INC.:  Chief                 167       Not Applicable
                          Officer from 2004 to     Compliance Officer from May 2005 to
                          present; and Secretary   present; and Vice President of
                          from 2000 to present.    Compliance from August 2006 to present

                                                   PADCO ADVISORS II, INC.:  Chief
                                                   Compliance Officer from May 2005 to
                                                   present

                                                   RYDEX CAPITAL PARTNERS I, LLC:  Chief
                                                   Compliance Officer from August 2006
                                                   to April 2007 (no longer exists)

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                           POSITION(S) HELD WITH                                              COMPLEX           OTHER
      NAME, ADDRESS         THE TRUST, TERM OF                                               OVERSEEN       DIRECTORSHIPS
       AND AGE OF          OFFICE AND LENGTH OF           PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        HELD BY
     TRUSTEE/OFFICER            TIME SERVED                 DURING PAST 5 YEARS              OFFICER**         TRUSTEE
-----------------------   ----------------------   --------------------------------------   -----------   -----------------
                                                   RYDEX CAPITAL PARTNERS II, LLC:
                                                   Chief Compliance Officer from August
                                                   2006 to April 2007 (no longer exists)

                                                   RYDEX DISTRIBUTORS, INC.:  Director
                                                   from January 2009 to present

                                                   RYDEX FUND SERVICES, INC.:  Vice
                                                   President from December 2001 to
                                                   August 2006

Joseph Arruda (43)        Assistant Treasurer      PADCO ADVISORS, INC.:  Vice President        167       Not Applicable
                          from 2006 to present.    from 2004 to present

                                                   RYDEX SPECIALIZED PRODUCTS, LLC:
                                                   Manager and Chief Financial Officer
                                                   from 2009 to present
Keith Fletcher (52)       Vice President from      PADCO ADVISORS, INC.:  Vice President        167       Not Applicable
                          2009 to present          from May 2009 to present

                                                   PADCO ADVISORS II, INC.:  Vice
                                                   President from March 2009 to present

                                                   RYDEX ADVISORY SERVICES, LLC:  Vice
                                                   President from March 2009 to present

                                                   RYDEX SPECIALIZED PRODUCTS, LLC:
                                                   Vice President from March 2009 to
                                                   present

                                                   RYDEX DISTRIBUTORS, INC.:  Director
                                                   and Vice President from 2009 to
                                                   present

                                                   RYDEX FUND SERVICES, INC.:  Vice
                                                   President from March 2009 to present

                                                   SECURITY GLOBAL INVESTORS, LLC:  Vice
                                                   President from March 2009 to present

                                                   LYSTER WATSON AND COMPANY (investment
                                                   adviser):  Managing Director from
                                                   2007 to  2008

                                                   FLETCHER FINANCIAL GROUP, INC.:
                                                   Chief Executive Officer from 2004 to
                                                   2007

Amy Lee (48)              Vice President and       RYDEX DISTRIBUTORS, INC.:  Secretary         167       Not Applicable
                          Assistant Secretary      from September 2008 to present; and
                          from 2009 to present     Chief Compliance Officer from
                                                   September 2008 to June 2009

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                           POSITION(S) HELD WITH                                              COMPLEX           OTHER
      NAME, ADDRESS         THE TRUST, TERM OF                                               OVERSEEN       DIRECTORSHIPS
       AND AGE OF          OFFICE AND LENGTH OF           PRINCIPAL OCCUPATION(S)           BY TRUSTEE/        HELD BY
     TRUSTEE/OFFICER            TIME SERVED                 DURING PAST 5 YEARS              OFFICER**         TRUSTEE
-----------------------   ----------------------   --------------------------------------   -----------   -----------------
                                                   SECURITY BENEFIT CORPORATION:  Vice
                                                   President, Associate General Counsel
                                                   and Assistant Secretary

                                                   SECURITY BENEFIT LIFE INSURANCE
                                                   COMPANY:  Vice President, Associate
                                                   General Counsel and Assistant
                                                   Secretary from June 2004 to present

                                                   FIRST SECURITY BENEFIT LIFE AND
                                                   ANNUITY COMPANY OF NEW YORK:
                                                   Associate General Counsel from June
                                                   2004 to present

                                                   SECURITY DISTRIBUTORS, INC.:
                                                   Secretary and Chief Compliance
                                                   Officer from December 2004 to present

                                                   SECURITY FINANCIAL RESOURCES, INC.:
                                                   Secretary from April 2004 to present

                                                   SECURITY INVESTORS, LLC:  Secretary

                                                   SECURITY GLOBAL INVESTORS, LLC:
                                                   Secretary from May 2007 to present

                                                   BRECEK & YOUNG ADVISORS:  Director
                                                   from August 2005 to October 2008
                                                   (entity was sold)

                                                   SECURITY BENEFIT GROUP, INC.:  Vice
                                                   President, Assistant General Counsel,
                                                   and Assistant Secretary from 2004 to
                                                   January 2005 (entity merged into
                                                   Security Benefit Corporation)

* Mr. Goldman is an "interested" person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance Committee met three (3) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. For the most recently completed Trust fiscal year, the Nominating Committee met three (3) times.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Richard M. Goldman should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2009 and his experience working in the financial services and mutual fund industries. Mr. Goldman has gained valuable knowledge and experience from holding multiple roles with Security Global Investors, LLC and Security Benefit Corporation. Mr. Goldman also serves as a director for First Security Benefit Life and Annuity Insurance Company of New York and previously served as a director of Security Distributors, Inc. Prior to working for Security Benefit, Mr. Goldman was the President and CEO of ForstmannLeff Associates, an investment management firm. From his experience as CEO of the Advisor, as a Trustee, and from his prior work experience, Mr. Goldman has extensive knowledge of the financial services industry and mutual fund business.

The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit, Nominating and Governance Committees since 1995. In addition to his experience as a Trustee for the Rydex Funds and his extensive institutional knowledge of the Rydex Funds complex, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice-President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour's significant tenure as a Rydex Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Rydex Funds.

The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 1997 and a member of the Nominating and Governance Committees since 1995. The expertise Mr. Dalton developed during his more than thirty years in the mortgage and banking industries, including positions as President of CRAM Mortgage Group, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds' investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees' areas of expertise. Mr. Dalton's service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton's knowledge of the mutual fund business.

The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit, Governance and Nominating Committees since 1997. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for the Rydex Funds, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance and Nominating Committees since 2005. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for the Rydex Funds, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investor adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller's service as a Trustee for five years, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Rydex Funds.

The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee for the Rydex Funds, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to two open-end investment companies, since April 1995, and is the editor of ETF TRENDS, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee for five years, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. Mr. McCarville also has served as a member of the Audit Committee since 1997 and as the Chairman of the Governance and Nominating Committees since 1997. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1993. Mr. Somers also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 1995. Mr. Somers has extensive business experience as the founder and president of a transportation company. Due to his business experience and experience serving as a Rydex Trustee, Mr. Somers is very knowledgeable about the financial services industry.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                       AGGREGATE DOLLAR RANGE
                                     DOLLAR RANGE      OF SHARES IN ALL RYDEX
NAME                    FUND NAME   OF FUND SHARES   FUNDS OVERSEEN BY TRUSTEE*
----                    ---------   --------------   --------------------------
                               INTERESTED TRUSTEES
Richard Goldman            None          None                   None
                              INDEPENDENT TRUSTEES
Corey A. Colehour          None          None            $50,001 - $100,000
J. Kenneth Dalton          None          None            $10,001 - $50,000
John O. Demaret            None          None              Over $100,000
Thomas F. Lydon, Jr.       None          None                   None
Werner E. Keller           None          None              Over $100,000
Patrick T. McCarville      None          None            $50,001 - $100,000
Roger J. Somers            None          None              Over $100,000

* Includes shares held in series of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2010:

                           AGGREGATE      PENSION OR RETIREMENT    ESTIMATED ANNUAL         TOTAL
                         COMPENSATION   BENEFITS ACCRUED AS PART     BENEFITS UPON    COMPENSATION FROM
NAME OF TRUSTEE           FROM TRUST       OF TRUST'S EXPENSES        RETIREMENT        FUND COMPLEX *
---------------          ------------   ------------------------   ----------------   -----------------
INTERESTED TRUSTEES
Richard Goldman**          $      0                 $0                    $0               $      0
Michael P. Byrum***        $      0                 $0                    $0               $      0
Carl G. Verboncoeur***     $      0                 $0                    $0               $      0
INDEPENDENT TRUSTEES
Corey A. Colehour          $ 93,000                 $0                    $0               $153,500
J. Kenneth Dalton          $ 99,700                 $0                    $0               $164,000
John O. Demaret            $112,800                 $0                    $0               $186,000
Werner E. Keller           $ 93,000                 $0                    $0               $153,500
Thomas F. Lydon            $ 85,500                 $0                    $0               $140,500
Patrick T. McCarville      $ 96,450                 $0                    $0               $158,750
Roger J. Somers            $ 93,000                 $0                    $0               $153,500

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Appointed to the Board of Trustees on November 18, 2009. Mr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds' Advisor. He does not receive compensation from the Funds.

*** Resigned as Trustees of the Trust on November 18, 2009. Prior to their resignation, Messrs. Verboncoeur and Byrum were Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they did not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

Rydex Holdings, LLC, the Advisor's parent company, is a subsidiary of Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to an investment advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

FUND                                          ADVISORY FEE
----                                          ------------
Event Driven and Distressed Strategies Fund      0.90%
Alternative Strategies Fund                      0.90%
Long Short Equity Strategy Fund                  0.90%
Long Short Interest Rate Strategy Fund           0.75%

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Funds' average daily net assets as follows:

                                                                         EXPENSE CAP
                                              -----------------------------------------------------------------
FUND                                          H-CLASS SHARES   A-CLASS SHARES   C-CLASS SHARES   I-CLASS SHARES
----                                          --------------   --------------   --------------   --------------
Event Driven and Distressed Strategies Fund       1.90%            1.90%             2.65%           1.65%
Alternative Strategies Fund                       1.90%            1.90%             2.65%           1.65%
Long Short Equity Strategy Fund                   1.90%            1.90%             2.65%           1.65%

The above contractual fee waivers will be honored by the Adviser through July 31, 2011. The fee waivers may be renewed by the Adviser for subsequent periods thereafter. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of the Funds. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                         COMPANIES(1, 2)              VEHICLES(1)                 OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   --------------------------------
                   NUMBER OF                   NUMBER OF                  NUMBER OF
NAME                ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS        TOTAL ASSETS
----               ---------   -------------   ---------   ------------   ---------   --------------------
Michael P. Byrum      151      $15.2 million       1       $121 million       1       Less than $5 million
Michael Dellapa       151      $15.2 million       1       $121 million       9       Less than $5 million
Ryan Harder           151      $15.2 million       1       $121 million       6       Less than $5 million

(1)  Information provided is as of March 31, 2010.

(2) On March 31, 2010, the portfolio managers managed one registered investment company, the Rydex Variable Trust Multi-Cap Core Equity Fund, that was subject to a performance based advisory fee. The Fund had $4.2 million in assets under management as of March 31, 2010.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his/her management of the Funds. The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short term and long term incentive plan.

The Short Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the Investment Team. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long Term Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the Company's success as determined by management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to disclose "beneficial ownership" of Fund shares held by the Funds' portfolio managers. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, none of the portfolio managers beneficially owned shares of the Funds.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. The Funds current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS -- The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (I.E., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds' prospectuses, and they do not change the price paid by investors for the purchase of a Fund's shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to Fund shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

As of the date of this SAI, the Distributor and/or Advisor have revenue sharing arrangements with the following financial intermediaries:

                                                                                             PAYMENTS DURING LAST FISCAL
FINANCIAL INTERMEDIARY                                    BASIS OF PAYMENT                               YEAR
----------------------                    ------------------------------------------------   ---------------------------
Brecek & Young Advisors, Inc.             0.50% of sales                                              $      226

First Security Benefit Life Insurance     0.25% of average daily net assets                           $   46,867
and Annuity Company of New York*

Geneos Wealth Management                  0.20% of sales less than $35 million; 0.25% of              $        2
                                          sales more than $35 million but less than $45
                                          million; and 0.30% of sales greater than $45
                                          million. Payment amount is based on cumulative
                                          purchases over the course of the calendar year.

Legend Equities Corporation               For calendar year, 0.10% of sales if less than              $   46,403
                                          $10 million; 0.15% of sales if $10 million or
                                          more but less than $30 million; and 0.25% of
                                          sales if $30 million or more; plus 0.05% of
                                          assets

Lincoln Investment Planning, Inc.         0.25% of sales                                              $    5,148

NEXT Financial Group, Inc.                0.20% of sales                                              $       40

Retirement Plan Advisors                  $8000 per month up to assets under management of            $       14
                                          $100 million; $10,000 per month after assets
                                          under management of $100 million

Security Benefit Life Insurance Company*  0.25% of average daily net assets                           $4,907,974

Security Financial Resources, Inc.*       0.25% of average daily net assets                           $  635,430

                                                                                             PAYMENTS DURING LAST FISCAL
FINANCIAL INTERMEDIARY                                    BASIS OF PAYMENT                               YEAR
----------------------                    ------------------------------------------------   ---------------------------
Wachovia Securities, LLC                  The greater of (i) an annual fee of 0.11%,                  $   25,570
                                          payable quarterly, on the total fund assets
                                          under management held in brokerage accounts for
                                          a Fund held by Wachovia customers and an annual
                                          fee of 0.08% on the total assets under
                                          management for a Fund held by Wachovia customers
                                          in fee-based advisory programs or (ii) $50,000,
                                          whichever is greater.

* Payments listed are not exclusively for sales of the Funds and include allowances for other products distributed by the Distributor or an affiliate. This intermediary is also an affiliate of the Investment Manager and Distributor.

The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Funds.

Although the Funds may use financial firms that sell Fund shares to effect transactions for each Fund's portfolio, the Funds, the Advisor, and the Funds' sub-advisers, as applicable, will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

The Funds are new, and therefore, as of the date of this SAI, do not have any beneficial owners of 5% or more to report.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities, plus the value of the Fund's other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available for any security in a Fund's portfolio, the security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund will regularly value its investments in structured notes and certain swap agreements at fair value and other investments at market prices.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, a Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

                                   AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                  AS % OF OFFERING PRICE
--------------------               ----------------------------
Less than $100,000                             4.00%
$100,000 but less than $250,000                3.00%
$250,000 but less than $500,000                2.25%
$500,000 but less than 1,000,000               1.20%
Greater than $1,000,000                        1.00%

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

     1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund, which is offered in a separate statement of additional information) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

          - trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

          -    solely controlled business accounts;

          -    single participant retirement plans; or

          - endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

          CALCULATING THE INITIAL SALES CHARGE:

          - Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

          - It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

          - The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

          - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

          CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

          - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

          - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

          - If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

          - The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

          FULFILLING THE INTENDED INVESTMENT

          - By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

          - To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

          - If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

          CANCELING THE LOI

          - If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

          - If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS APPLICABLE TO THE FUNDS' INVESTMENT IN FOREIGN CURRENCIES

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments by the Long Short Interest Rate Strategy Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Funds will be required to include as part of their current income the imputed interest on such obligations even though the Funds have not received any interest payments on such obligations during that period. Because the Funds distribute all of their net investment income to their shareholders, the Funds may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Certain ETNs, ETFs, and underlying funds may not produce qualifying income for purposes of the 90% Test (as described above) which must be met in order for a Fund to maintain its status as a RIC. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause a Fund to inadvertently fail to qualify as a RIC.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Internal Revenue Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Long Short Interest Rate Strategy Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of March 31, 2010, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

              INDIVIDUAL/ENTITY                 FREQUENCY         TIME LAG
---------------------------------------------   ---------   ------------------
Morningstar                                      Monthly    1-10 calendar days
Lipper                                           Monthly    1-10 calendar days
Bloomberg                                        Monthly    1-10 calendar days
Thomson Financial                               Quarterly   1-10 calendar days

              INDIVIDUAL/ENTITY                 FREQUENCY         TIME LAG
---------------------------------------------   ---------   ------------------
Standard & Poor's                               Quarterly   1-10 calendar days
Vickers Stock Research                          Quarterly   1-10 calendar days
Institutional Shareholder Services (formerly,
   Investor Responsibility Research Center)       Weekly     1-5 business days

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at WWW.RYDEX-SGI.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

ALTERNATIVE STRATEGIES FUND

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED. "The Rydex|SGI Funds are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch"). Neither BofA Merrill Lynch nor any of (the "Exchanges and Entities") make any representation or warranty, express or implied, to the owners of the Rydex|SGI Funds or any member of the public regarding the advisability of investing in securities generally or in Rydex|SGI particularly or the ability of the ML Factor Model and any data included therein to track general hedge fund or stock market performance. BofA Merrill Lynch's and the Exchanges and Entities' only relationship to Rydex Investments ("the Licensee") is the licensing of certain trademarks and trade names of BofA Merrill Lynch and the Exchanges and Entities and of the ML Factor Model and any data included therein, which indices are determined, composed and calculated by BofA Merrill Lynch without regard to the Licensee or the Fund Securities. BofA Merrill Lynch and the Exchanges and Entities have no obligation to take the needs of the Licensee or the owners of the Rydex|SGI Funds into consideration in determining, composing or calculating the ML Factor Model and any data included therein. BofA Merrill Lynch and the Exchanges and Entities are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Rydex|SGI Funds to be issued or in the determination or calculation of the equation by which Rydex|SGI Funds are to be converted into cash. BofA Merrill Lynch and the Exchanges and Entities have no obligation or liability in connection with the administration, marketing or trading of Rydex|SGI Funds.

BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX|SGI FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH OR THE EXCHANGES AND ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND

CREDIT SUISSE GROUP AG and/or its affiliates. "Credit Suisse Event Driven Liquid Index" and "Credit Suisse Long/Short Liquid Index" are trademarks of Credit Suisse Alternative Capital, Inc.

or one of its affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by the EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND RYDEX INVESTMENTS.

The Index is the exclusive property of Credit Suisse. Neither Credit Suisse nor any service provider shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Index or the calculation thereof and neither Credit Suisse nor any service provider shall be under any obligation to advise any person of any error therein.

Neither Credit Suisse nor its Index service provider has any obligation to take the needs of any person into consideration in composing, modifying, determining or calculating the Index (or causing the Index to be calculated). Credit Suisse may modify the Index in its sole discretion at any time without the obligation to notify any party.

Credit Suisse has not published or approved this document and accepts no responsibility for its contents or use. Credit Suisse is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund to be issued, sold, purchased, written or entered into by Licensee or in the determination or calculation of the equation by which the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund are to be converted into cash. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are some what more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.  PROXY VOTING POLICIES AND PROCEDURES

A.   Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.   Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     - Managing a pension plan for a company whose management is soliciting proxies;

     - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.  SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.   SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.  SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX.  RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;

     (ii) Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)  Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                      Vote With Mgt.
B. Chairman and CEO is the Same Person                             Vote With Mgt.
C. Majority of Independent Directors                               Vote With Mgt.
D. Stock Ownership Requirements                                    Vote With Mgt.
E. Limit Tenure of Outside Directors                               Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election              Vote With Mgt.
B. Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                              Vote With Mgt.
B. Cumulative Voting                                               Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                 Case-by-Case
B. Fair Price Provisions                                           Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                      Vote With Mgt.
      To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                             Vote With Mgt.
B. Equal Access                                                    Vote With Mgt.
C. Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                      Vote With Mgt.
B. Stock Splits                                                    Vote With Mgt.
C. Reverse Stock Splits                                            Vote With Mgt.
D. Preemptive Rights                                               Vote With Mgt.
E. Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                    Case-by-Case
      Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C.  Employee Stock Ownership Plans                                 Vote With Mgt.
D.  401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                 Vote With Mgt.
B.  Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                        Case-by-Case
B.  Corporate Restructuring                                        Vote With Mgt.
C.  Spin-Offs                                                      Vote With Mgt.
D.  Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                          Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(c)      Not applicable.

(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
         (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(d)(2) Amendment dated August 25, 2009 between the Registrant and PADCO Advisors, Inc. to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-006178 on January 28, 2010.

(d)(3) Schedule A, as last amended May 19, 2010, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is filed herewith.

(d)(4) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(d)(5) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(6) Investment Sub-Advisory Agreement between PADCO Advisors, Inc. and Security Global Investors, LLC, with respect to the International Long Short Select Fund, to be filed by amendment.

(d)(7) Investment Sub-Advisory Agreement dated March 6, 2009 between PADCO Advisors, Inc. and Security Global Investors, LLC, with respect to the Global 130/30 Strategy Fund and Equity Market Neutral Fund (formerly, the Global Market Neutral Fund), is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

(e) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(f)      Not applicable.

(g)(1) Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-006178 on January 28, 2010.

(g)(2) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(g)(3) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association is filed herewith.

(g)(4) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global 130/30 Strategy Fund, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

(g)(5) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Equity Market Neutral Fund (formerly, the Global Market Neutral Fund), is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR

         Accession No. 0000935069-09-000929 on April 1, 2009.

(h)(1) Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-027663 on March 24, 2010.

(h)(2) Amendment dated May 19, 2010 to the Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is filed herewith.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(h)(4) Amendment dated May 19, 2010 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is filed herewith.

(h)(5) Sub-Transfer Agency Agreement dated June 29, 2009 between Rydex Fund Services, Inc. and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-09-027098 on July 29, 2009.

(h)(6) H-Class Shares Shareholder Services Plan dated May 20, 2002, as amended and restated August 28, 2006, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-027663 on March 24, 2010.

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan dated August 18, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(3) Amendment dated May 19, 2010 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is filed herewith.

(m)(4) Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(m)(5) Amendment dated May 19, 2010 to the Distribution Plan dated February 25, 2000 for H-Class Shares is filed herewith.

(m)(6) Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(m)(7) Amendment dated May 19, 2010 to the Distribution Plan dated November 5, 2001 for A-Class Shares is filed herewith.

(n) Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated June 10, 2010, is filed herewith.

(o)      Not applicable.

(p)(1) Registrant's Combined Code of Ethics, as approved by the Board of Trustees on May 19, 2010, is filed herewith.

(p)(2) Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008.

(q) Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

As of the date of this Registration Statement, the Registrant owned 100% of the Rydex Series Funds Commodities Strategy CFC, Multi-Hedge Strategies CFC, Long/Short Commodities Strategy CFC, and Managed Futures Strategy CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

ITEM 30. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser (or sub-adviser) is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors, Inc., d/b/a Rydex Investments (the "Adviser"), is the investment adviser for each series of the Trust. The Adviser also serves as investment adviser to a number of other investment companies. The principal address of the Adviser is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

       NAME            POSITION WITH ADVISER                                 OTHER BUSINESS
       ----          ------------------------   -----------------------------------------------------------------------
Richard M. Goldman   Chief Executive Officer    Chief Executive Officer and Director, PADCO Advisors II, Inc.
                     (CEO) and Director
                                                Chief Executive Officer, President and Director, Rydex Distributors,
                                                Inc.

                                                Senior Vice President, Security Benefit Corporation

                                                President and Managing Member Representative, Security Investors, LLC;

                                                President and Managing Member Representative, Security Global
                                                Investors, LLC

                                                President and Chief Executive Officer, Rydex Holdings, LLC

                                                President and Trustee, Rydex Series Funds; Rydex ETF Trust; Rydex
                                                Dynamic Funds; Rydex Variable Trust

       NAME            POSITION WITH ADVISER                                 OTHER BUSINESS
       ----          ------------------------   -----------------------------------------------------------------------
                                                Director, Rydex Fund Services, Inc.

                                                Director, First Security Benefit Life Insurance and Annuity Company of
                                                New York

                                                President, Rydex Advisory Services, LLC

                                                President, Director, and Chairman of the Board of Security Equity Fund;
                                                Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security
                                                Income Fund; and SBL Fund

                                                Director of Security Distributors, Inc. (July 2007-October 2009)

Michael P. Byrum     Chief Investment Officer   CIO, Director, President, and Secretary, PADCO Advisors II, Inc.
                     (CIO), President,
                     Secretary and Director     Secretary and Director, Rydex Fund Services, Inc.

                                                CIO, Rydex Holdings, LLC

                                                Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable
                                                Trust; Rydex ETF Trust

                                                Director, Advisor Research Center, Inc. (Secretary from May 2006 to
                                                November 2009)

                                                Secretary, Rydex Holdings, Inc. from December 2005 to January 2008

                                                Manager, Rydex Specialized Products, LLC (Secretary from September 2005 to June 2008)

                                                Director of Rydex Variable Managed Futures Strategy CFC

                                                Director of Rydex Series Managed Futures Strategy CFC

                                                Director of Rydex Series Long/Short Commodities Strategy CFC

                                                Director of Rydex Variable Long/Short Commodities Strategy CFC

                                                Director of Rydex Variable Commodities Strategy CFC

                                                Director of Rydex Series Commodities Strategy CFC

                                                Director of Rydex Series Funds Multi-Hedge Strategies CFC

                                                Director of Rydex Variable Trust Multi-Hedge Strategies CFC

                                                CIO, Director, President, and Secretary, PADCO Advisors, Inc.

Joanna M. Haigney    Chief Compliance Officer   Chief Compliance Officer and Vice President, PADCO Advisors II, Inc.
                     and Vice President
                                                Director, Rydex Distributors, Inc.

                                                Chief Compliance Officer and Secretary, Rydex Series Funds; Rydex
                                                Dynamic Funds; Rydex ETF Trust; Rydex Variable Trust

                                                Chief Compliance Officer, Rydex Advisory Services, LLC

Keith A. Fletcher    Vice President             Vice President, Security Global Investors

                                                Vice President and Director, Rydex Distributors, Inc.

                                                Vice President, Rydex Specialized Products, LLC

                                                Vice President, PADCO Advisors II, Inc.

                                                Vice President and Director, Advisor Research Center, Inc.

                                                Vice President, Rydex Advisory Services, LLC

                                                Vice President, Rydex Fund Services, Inc.;

                                                Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF
                                                Trust; Rydex Variable Trust

                                                Vice President, Security Equity Fund; Security Large Cap Value Fund;
                                                Security Mid Cap Growth Fund; Security Income Fund; and SBL Fund

John Frye            Treasurer                  Senior Vice President, Chief Financial Officer, and Treasurer, Security
                                                Benefit Mutual Holding Company; Security Benefit Corporation

       NAME            POSITION WITH ADVISER                                 OTHER BUSINESS
       ----          ------------------------   -----------------------------------------------------------------------
                                                Director, Vice President, Chief Financial Officer, and Treasurer, First
                                                Security Benefit Life Insurance and Annuity Company of New York;
                                                Security Benefit Life Insurance Company

                                                Treasurer, Security Financial Resources, Inc.; Security Benefit
                                                Academy; Security Investors, LLC; Security Global Investors, LLC; Rydex
                                                Holdings, LLC; PADCO Advisors II, Inc.; Rydex Advisory Services, LLC;
                                                Rydex Specialized Products, LLC; Rydex Fund Services, Inc.; Advisor
                                                Research Center, Inc.; Security Benefit Clinic & Hospital

Lisa Young           Assistant Treasurer        Assistant Treasurer, Security Benefit Life Insurance Company; Security
                                                Financial Resources, Inc.; Security Benefit Academy, Inc.; Security
                                                Investors, LLC; Security Global Investors, LLC; Rydex Holdings, LLC;
                                                PADCO Advisors II, Inc.; Rydex Advisory Services, LLC; Rydex
                                                Specialized Products, LLC; Rydex Fund Services, Inc.; Advisor Research
                                                Center, Inc.; Security Benefit Clinic & Hospital

Nick Bonos           Senior Vice President      Vice President and Treasurer of Rydex Series Funds, Rydex Dynamic
                                                Funds, Rydex Variable Trust and Rydex ETF Trust

                                                Chief Executive Officer, Rydex Specialized Products, LLC

                                                Chief Executive Officer and President, Rydex Fund Services, Inc.

Joe Arruda           Vice President             Assistant Treasurer of Rydex Series Funds, Rydex Dynamic Funds, Rydex
                                                Variable Trust and Rydex ETF Trust

                                                Chief Financial Officer, Rydex Specialized Products, LLC

Mike Dellapa         Vice President             Portfolio Manager, Rydex Investments

Dawn Kahler          Vice President             None

Kevin McGovern       Vice President             Secretary, Rydex Specialized Products, LLC
                                                Vice President, Rydex Distributors, Inc.
                                                Director, Rydex Variable Managed Futures Strategy CFC
                                                Director, Rydex Series Managed Futures Strategy CFC
                                                Director, Rydex Series Long/Short Commodities Strategy CFC
                                                Director, Rydex Variable Long/Short Commodities Strategy CFC
                                                Director, Rydex Variable Commodities Strategy CFC
                                                Director, Rydex Series Commodities Strategy CFC
                                                Director, Rydex Series Multi-Hedge Strategies CFC
                                                Director, Rydex Variable Multi-Hedge Strategies CFC

Mark Murphy          Vice President             None

Security Global Investors, LLC ("SGI") is the investment sub-adviser for the Trust's Global 130/30 Strategy Fund and Equity Market Neutral Fund. The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. SGI is an investment adviser registered under the Investment Advisers Act of 1940.

        NAME          POSITION WITH SGI                                 OTHER BUSINESS
        ----         -------------------   -------------------------------------------------------------------------
Richard M. Goldman   President and         Chief Executive Officer and Director, PADCO Advisors, Inc.
                     Manager
                                           Chief Executive Officer, President and Director, Rydex Distributors, Inc.

                                           Senior Vice President, Security Benefit Corporation

                                           President and Managing Member Representative, Security Investors, LLC;

                                           Chief Executive Officer and Director, PADCO Advisors II, Inc.

                                           President and Chief Executive Officer, Rydex Holdings, LLC

        NAME          POSITION WITH SGI                                 OTHER BUSINESS
        ----         -------------------   -------------------------------------------------------------------------
                                           President and Trustee, Rydex Series Funds; Rydex ETF Trust; Rydex
                                           Dynamic Funds; Rydex Variable Trust

                                           Director, Rydex Fund Services, Inc.

                                           Director, First Security Benefit Life Insurance and Annuity Company of
                                           New York

                                           President, Rydex Advisory Services, LLC

                                           President, Director, and Chairman of the Board of Security Equity Fund;
                                           Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security
                                           Income Fund; and SBL Fund

                                           Director of Security Distributors, Inc. (July 2007-October 2009)

                                           Chief Executive Officer and Director, PADCO Advisors, Inc.

Amy J. Lee           Secretary             Secretary and Chief Compliance Officer, Security Distributors, Inc.

                                           Vice President, Associate General Counsel, and Assistant Secretary,
                                           Security Benefit Life Insurance Company; Security Benefit Corporation

                                           Secretary, Security Financial Resources, Inc.; Security Investors, LLC;
                                           Rydex Holdings, LLC; Rydex Advisory Services, LLC; Rydex Distributors,
                                           Inc.; Advisory Research Center, Inc.; Security Benefit Clinic & Hospital

                                           Associate General Counsel, First Security Benefit Life Insurance and
                                           Annuity Company of New York

                                           Vice President and Assistant Secretary, Rydex Series Funds; Rydex
                                           Dynamic Funds; Rydex ETF Trust; Rydex Variable Trust

                                           Vice President and Secretary of Security Equity Fund; Security Large Cap
                                           Value Fund; Security Mid Cap Growth Fund; Security Income Fund; and SBL
                                           Fund

                                           Director, Brecek & Young Advisors, Inc. (August 2004-August 2008)

Brenda M. Harwood    Chief Compliance      Vice President and Chief Compliance Officer, Security Investors, LLC
                     Officer
                                           Vice President, Director, and Assistant Treasurer, Security
                                           Distributors, Inc. (January 2008-October 2009)

                                           Chief Compliance Officer and Treasurer, Security Equity Fund; Security
                                           Large Cap Value Fund; Security Mid Cap Growth Fund; Security Income
                                           Fund; SBL Fund

John F. Frye         Treasurer             Senior Vice President, Chief Financial Officer, and Treasurer, Security
                                           Benefit Mutual Holding Company; Security Benefit Corporation

                                           Director, Vice President, Chief Financial Officer, and Treasurer, First
                                           Security Benefit Life Insurance and Annuity Company of New York;
                                           Security Benefit Life Insurance Company

                                           Treasurer, Security Financial Resources, Inc.; Security Benefit Academy;
                                           Security Investors, LLC; PADCO Advisors II, LLC; Rydex Holdings, LLC;
                                           PADCO Advisors, Inc.; Rydex Advisory Services, LLC; Rydex Specialized
                                           Products, LLC; Rydex Fund Services, Inc.; Advisor Research Center, Inc.;
                                           Security Benefit Clinic & Hospital

Keith A. Fletcher    Vice President        Vice President, PADCO Advisors II, LLC

                                           Vice President and Director, Rydex Distributors, Inc.

                                           Vice President, Rydex Specialized Products, LLC

                                           Vice President, PADCO Advisors, Inc.

                                           Vice President and Director, Advisor Research Center, Inc.

                                           Vice President, Rydex Advisory Services, LLC

                                           Vice President, Rydex Fund Services, Inc.;

                                           Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF
                                           Trust; Rydex Variable Trust

        NAME          POSITION WITH SGI                                 OTHER BUSINESS
        ----         -------------------   -------------------------------------------------------------------------
                                           Vice President, Security Equity Fund; Security Large Cap Value Fund;
                                           Security Mid Cap Growth Fund; Security Income Fund; and SBL Fund

Christopher L.       Vice President        Vice President, Security Benefit Corporation; Security Benefit Life
Phalen                                     Insurance Company; Security Investors, LLC; PADCO Advisors II, LLC;
                                           Rydex Specialized Partners, LLC; Security Equity Fund; Security Large
                                           Cap Value Fund; Security Mid Cap Growth Fund; Security Income Fund; SBL
                                           Fund; Rydex Advisory Services, LLC; Rydex Fund Services, Inc.

                                           Chief Investment Officer, First Security Benefit Life Insurance and
                                           Annuity Company of New York

Lisa Young           Assistant Treasurer   Assistant Treasurer, Security Benefit Life Insurance Company; Security
                                           Financial Resources, Inc.; Security Benefit Academy, Inc.; Security
                                           Investors, LLC; PADCO Advisors II, LLC; Rydex Holdings, LLC; PADCO
                                           Advisors, Inc.; Rydex Advisory Services, LLC; Rydex Specialized
                                           Products, LLC; Rydex Fund Services, Inc.; Advisor Research Center, Inc.;
                                           Security Benefit Clinic & Hospital

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

         NAME AND                   POSITIONS AND                      POSITIONS AND
PRINCIPAL BUSINESS ADDRESS    OFFICES WITH UNDERWRITER            OFFICES WITH REGISTRANT
--------------------------   --------------------------   --------------------------------------
Richard M. Goldman           Director, CEO, & President             President & Trustee
Marc Zeitoun                          Director                             None
Richard Martinez                     Treasurer                             None
Joanna Haigney                        Director            Secretary and Chief Compliance Officer
Kevin McGovern                     Vice President                          None
Elisabeth Miller              Chief Compliance Officer                     None
Amy Lee                              Secretary             Vice President & Assistant Secretary
Keith Fletcher               Director & Vice President                Vice President

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                U.S. Bank, National Association
                425 Walnut Street
                Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                Rydex Fund Services, Inc.
                9601 Blackwell Road
                Suite 500
                Rockville, Maryland 20850

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser, PADCO Advisors, Inc., and sub-advisers, Valu-Trac Investment Management Limited (for the International Opportunity Fund) and Security Global Investors, LLC (for the Global 130/30 Strategy Fund and Global Market Neutral Fund):

                PADCO Advisors, Inc.
                9601 Blackwell Road
                Suite 500
                Rockville, Maryland 20850

                Security Global Investors, LLC
                801 Montgomery Street
                2nd Floor
                San Francisco, California 94133-5164

ITEM 34. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 35. UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 100 to Registration Statement No. 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 29th day of June, 2010.

                                        RYDEX SERIES FUNDS


                                        /s/ Richard M. Goldman
                                        ---------------------------------------
                                        Richard M. Goldman
                                        President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 100 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                                   TITLE                            DATE
---------                               ---------------------------------------------   -------------


/s/ Richard M. Goldman                  President and Member of the Board of Trustees   June 29, 2010
-------------------------------------
Richard M. Goldman


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
J.Kenneth Dalton


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
John O.  Demaret


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
Patrick T. McCarville


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
Roger Somers


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
Corey A. Colehour


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
Werner E. Keller


                  *                     Member of the Board of Trustees                 June 29, 2010
-------------------------------------
Thomas F. Lydon


/s/ Nick Bonos                          Vice President and Treasurer                    June 29, 2010
-------------------------------------
Nick Bonos

* /s/ Nick Bonos
-------------------------------------
Nick Bonos

* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

                                  EXHIBIT INDEX

EXHIBIT NUMBER                              EXHIBIT:
--------------   ---------------------------------------------------------------
EX-99.D3         Schedule A, as last amended May 19, 2010, to the Advisory
                 Agreement dated January 18, 2008 between the Registrant and
                 PADCO Advisors, Inc.

EX-99.G3         Revised Schedule II to the Amended and Restated Foreign Custody
                 Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association

EX-99.H2         Amendment dated May 19, 2010 to the Fourth Amended and Restated
                 Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August
                 28, 2006, and February 11, 2010

EX-99.H4         Amendment dated May 19, 2010 to the Accounting Services
                 Agreement dated September 25, 1996 between the Registrant and
                 Rydex Fund Services, Inc.

EX-99.M3         Amendment dated May 19, 2010 to the Amended and Restated
                 Distribution and Shareholder Services Plan dated August 28,
                 2000 for Advisor Class Shares and C-Class Shares

EX-99.M5         Amendment dated May 19, 2010 to the Distribution Plan dated
                 February 25, 2000 for H-Class Shares

EX-99.M7         Amendment dated May 19, 2010 to the Distribution Plan dated
                 November 5, 2001 for A-Class Shares

EX-99.N Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated June 10, 2010

EX-99.P1 Registrant's Combined Code of Ethics, as approved by the Board of Trustees on May 19, 2010